As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Consumer Discretionary - 6.8%
463,774	Discovery Communications, Inc.*	38,354,109
431,903	Fossil Group, Inc.*	50,364,209
1,327,989	Starbucks Corp.	97,447,833
		186,166,151
Consumer Staples - 12.1%
592,401	Costco Wholesale Corp.	66,159,344
1,109,603	Estee Lauder Companies, Inc.	74,210,248
1,205,000	Mead Johnson Nutrition Co.	100,183,700
1,801,910	Whole Foods Market, Inc.	91,374,856
		331,928,148
Energy - 10.3%
443,445	Core Laboratories NV	87,997,226
1,623,559	FMC Technologies, Inc.*	84,895,900
1,129,440	Schlumberger, Ltd.	110,120,400
		283,013,526
Financials - 3.8%
3,854,847	Charles Schwab Corp.	105,352,968
Health Care - 16.9%
704,931	Covance, Inc.*	73,242,331
1,129,801	DaVita, Inc.*	77,786,799
1,648,806	Express Scripts, Inc.*	123,808,843
1,208,427	Gilead Sciences, Inc.*	85,629,137
240,387	Intuitive Surgical, Inc.*	105,287,102
		465,754,212
Industrials - 11.5%
1,238,543	Danaher Corp.	92,890,725
1,190,574	Fastenal Co.	58,719,109
1,125,622	Fluor Corp.	87,494,598
687,077	Stericycle, Inc.*	78,065,689
		317,170,121
Information Technology - 31.3%
821,427	Accenture PLC	65,484,161
913,038	Amphenol Corp.	83,679,933
542,990	ANSYS, Inc.*	41,821,090
166,810	Apple, Inc.	89,533,599
1,037,289	Cognizant Technology Solutions Corp.*	52,497,196
3,296,529	Genpact, Ltd.*	57,425,535
106,217	Google, Inc.*	118,379,909
1,469,552	National Instruments Corp.	42,161,447
1,452,962	QUALCOMM, Inc.	114,580,583
1,293,725	Salesforce.com, Inc.*	73,858,760
564,810	Visa, Inc.	121,919,887
		861,342,100
Materials - 3.2%
825,936	Ecolab, Inc.	89,192,829
Total Common Stocks (Cost $2,057,169,289)		2,639,920,055

Short-Term Investments - 3.4%
Money Market Funds- 3.4%
93,245,607	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	93,245,607
Total Short-Term Investments (Cost $93,245,607)		93,245,607

Total Investments - 99.3% (Cost $2,150,414,896)		2,733,165,662
Other Assets in Excess of Liabilities - 0.7%		19,529,385
NET ASSETS - 100.0%		$2,752,695,047

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$2,158,017,319
Gross unrealized appreciation	585,715,408
Gross unrealized depreciation	(10,567,065)
Net unrealized appreciation	$575,148,343

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$2,639,920,055	$-	$-
Short-Term Investments	$93,245,607	$-	$-
Total Investments	$2,733,165,662	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.2%
Consumer Discretionary - 9.9%
238,190	Best Buy, Inc.	6,290,598
128,344	GameStop Corp.	5,274,938
106,240	Garmin, Ltd.	5,870,822
192,043	Guess?, Inc.	5,300,387
		22,736,745
Energy - 15.7%
193,266	Canadian Natural Resources, Ltd.	7,415,617
128,260	ENSCO PLC	6,769,563
73,991	National Oilwell Varco, Inc.	5,761,679
67,991	Occidental Petroleum Corp.	6,478,862
98,960	Schlumberger, Ltd.	9,648,600
		36,074,321
Financials - 25.9%
280,673	Charles Schwab Corp.	7,670,793
79,875	City National Corp.	6,287,760
123,960	FirstMerit Corp.	2,582,087
176,095	Hartford Financial Services Group, Inc.	6,210,871
107,965	JPMorgan Chase & Co.	6,554,555
55,073	M&T Bank Corp.	6,680,355
113,825	Northern Trust Corp.	7,462,367
692,141	Regions Financial Corp.	7,689,687
207,236	SunTrust Banks, Inc.	8,245,920
		59,384,395
Health Care - 11.4%
61,060	Baxter International, Inc.	4,492,795
233,140	Hologic, Inc.*	5,012,510
82,260	Merck & Co., Inc.	4,669,900
59,380	Novartis AG ADR	5,048,487
130,420	Teva Pharmaceutical Industries, Ltd.	6,891,393
		26,115,085
Industrials - 7.5%
25,724	Fluor Corp.	1,999,527
67,080	Joy Global, Inc.	3,890,640
135,288	Kennametal, Inc.	5,993,258
78,327	PACCAR, Inc.	5,282,373
		17,165,798
Information Technology - 20.7%
15,910	Apple, Inc.	8,539,533
56,175	Check Point Software Technologies, Ltd.*	3,799,115
338,795	Cisco Systems, Inc.	7,592,396
71,325	Microchip Technology, Inc.	3,406,482
107,755	Microsoft Corp.	4,416,877
143,105	NetApp, Inc.	5,280,575
144,517	Oracle Corp.	5,912,191
107,985	QUALCOMM, Inc.	8,515,697
		47,462,866
Materials - 6.1%
201,110	Freeport-McMoRan Copper & Gold, Inc.	6,650,708
204,615	Potash Corp. of Saskatchewan, Inc.	7,411,155
		14,061,863
Total Common Stocks (Cost $175,303,562)		223,001,073

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
8,872,456	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	8,872,456
Total Short-Term Investments (Cost $8,872,456)		8,872,456

Total Investments - 101.0% (Cost $184,176,018)		231,873,529
Liabilities in Excess of Other Assets - (1.0)%		(2,402,276)
NET ASSETS - 100.0%		$229,471,253

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$185,754,169
Gross unrealized appreciation	48,624,024
Gross unrealized depreciation	(2,504,664)
Net unrealized appreciation	$46,119,360

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$223,001,073	$-	$-
Short-Term Investments	$8,872,456	$-	$-
Total Investments	$231,873,529	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Consumer Discretionary - 16.2%
52,168	Aaron's, Inc.	1,577,560
23,492	Bed Bath & Beyond, Inc.*	1,616,250
182,861	Best Buy, Inc.	4,829,359
63,004	CarMax, Inc.*	2,948,587
53,441	General Motors Co.	1,839,439
73,291	Lowe's Companies, Inc.	3,583,930
15,620	Time Warner Cable, Inc.	2,142,752
51,144	TJX Companies, Inc.	3,101,883
57,457	Walt Disney Co.	4,600,582
		26,240,342
Consumer Staples - 2.2%
45,242	Mondelez International, Inc.	1,563,111
24,897	PepsiCo, Inc.	2,078,900
		3,642,011
Energy - 5.9%
146,143	Kinder Morgan, Inc.	4,748,186
51,113	Occidental Petroleum Corp.	4,870,558
		9,618,744
Financials - 20.8%
28,810	American Express Co.	2,593,764
86,515	Bank of America Corp.	1,488,058
56,934	Berkshire Hathaway, Inc.*	7,115,042
145,802	Charles Schwab Corp.	3,984,769
32,308	CME Group, Inc.	2,391,115
51,606	Franklin Resources, Inc.	2,796,013
52,112	JPMorgan Chase & Co.	3,163,720
214,319	Regions Financial Corp.	2,381,084
14,021	T. Rowe Price Group, Inc.	1,154,629
135,869	Wells Fargo Co.	6,758,124
		33,826,318
Health Care - 11.5%
42,892	Edwards Lifesciences Corp.*	3,181,300
82,809	Express Scripts, Inc.*	6,218,128
30,020	Merck & Co., Inc.	1,704,235
72,535	Teva Pharmaceutical Industries, Ltd.	3,832,749
38,043	WellPoint, Inc.	3,787,181
		18,723,593
Industrials - 11.7%
94,384	Canadian National Railway Co.	5,306,269
13,452	Canadian Pacific Railway, Ltd.	2,023,584
18,457	Copa Holdings S.A.	2,679,772
66,236	Owens Corning	2,859,408
29,038	United Rentals, Inc.*	2,756,868
28,769	United Technologies Corp.	3,361,370
		18,987,271
Information Technology - 22.9%
48,853	Accenture PLC	3,894,561
7,517	Apple, Inc.	4,034,675
6,504	Google, Inc.*	7,248,773
11,454	International Business Machines Corp.	2,204,781
77,210	Mastercard, Inc.	5,767,587
94,094	Microsoft Corp.	3,856,913
43,726	QUALCOMM, Inc.	3,448,232
31,020	Visa, Inc.	6,695,977
		37,151,499
Telecommunication Services - 2.7%
28,905	Crown Castle International Corp.	2,132,611
53,634	Rogers Communications, Inc.	2,222,593
		4,355,204
Total Common Stocks (Cost $117,300,251)		152,544,982

Warrants - 0.2%
40,000	Kinder Morgan, Inc.*	70,800
17,000	Wells Fargo Co.*	316,880
Total Warrants (Cost $271,435)		387,680

Short-Term Investments - 6.2%
Money Market Funds - 6.2%
10,019,830	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	10,019,830
Total Short-Term Investments (Cost $10,019,830)		10,019,830

Total Investments - 100.3% (Cost $127,591,516)		162,952,492
Liabilities in Excess of Other Assets - (0.3)%		(408,421)
NET ASSETS - 100.0%		$162,544,071

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$127,629,665
Gross unrealized appreciation	35,695,207
Gross unrealized depreciation	(372,380)
Net unrealized appreciation	$35,322,827

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$152,544,982	$-	$-
Warrants	$387,680	$-	$-
Short-Term Investments	$10,019,830	$-	$-
Total Investments	$162,952,492	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Consumer Discretionary - 12.3%
88,442	ANN, Inc.*	3,668,574
75,178	Ascent Capital Group, Inc.*	5,679,698
100,687	Bright Horizons Family Solutions, Inc.*	3,937,869
58,401	Harman International Industries, Inc.	6,213,866
210,803	HomeAway, Inc.*	7,940,949
74,825	Krispy Kreme Doughnuts, Inc.*	1,326,647
993,467	Quiksilver, Inc.*	7,460,937
93,609	Stage Stores, Inc.	2,288,740
		38,517,280
Consumer Staples - 3.3%
61,117	PriceSmart, Inc.	6,168,539
68,486	Susser Holdings Corp.*	4,278,320
		10,446,859
Energy - 1.9%
252,430	Helix Energy Solutions Group, Inc. Co.*	5,800,841
Financials - 3.2%
17,218	City National Corp.	1,355,401
130,461	Prosperity Bancshares, Inc.	8,629,995
		9,985,396
Health Care - 12.3%
89,497	Charles River Laboratories International, Inc.*	5,400,249
91,102	Covance, Inc.*	9,465,498
198,223	Endologix, Inc.*	2,551,130
50,461	Henry Schein, Inc.*	6,023,530
40,041	IDEXX Laboratories, Inc.*	4,860,977
72,226	Incyte Corp.*	3,865,536
69,756	Seattle Genetics, Inc.*	3,178,083
4,101	Ultragenyx Pharmaceutical, Inc.*	200,498
145,062	Volcano Corp.*	2,859,172
		38,404,673
Industrials - 25.1%
23,747	Acuity Brands, Inc.	3,148,140
91,473	Advisory Board Company*	5,877,140
46,999	Colfax Corp.*	3,352,439
83,029	Corporate Executive Board Co.	6,163,243
244,508	DigitalGlobe, Inc.*	7,093,177
122,908	HEICO Corp.	7,394,145
104,544	Hexcel Corp.*	4,551,846
95,960	IDEX Corp.	6,994,524
317,169	Knight Transportation, Inc.	7,336,119
86,999	Landstar System, Inc.	5,152,081
161,760	Roadrunner Transportation Services Holdings, Inc.*	4,082,823
46,528	Team, Inc.*	1,994,190
65,529	United Rentals, Inc.*	6,221,323
213,291	Waste Connections, Inc.	9,354,943
		78,716,133
Information Technology - 35.4%
532,535	Accelrys, Inc.*	6,635,386
12,078	Amber Road, Inc.*	186,001
245,610	Applied Micro Circuits Corp.*	2,431,539
250,875	Broadridge Financial Solutions, Inc.	9,317,498
152,423	Broadsoft, Inc.*	4,074,267
71,862	Cavium, Inc.*	3,142,525
50,031	CommVault Systems, Inc.*	3,249,513
28,374	Concur Technologies, Inc.*	2,811,012
269,366	CoreLogic, Inc.*	8,091,755
26,723	CoStar Group, Inc.*	4,990,253
20,587	Cvent, Inc.*	744,220
54,452	E2open, Inc.*	1,283,434
305,247	EXFO, Inc.*	1,507,920
89,332	Fair Isaac Corp.	4,941,846
323,970	Genpact, Ltd.*	5,643,557
79,283	Global Payments, Inc.	5,637,814
211,743	Informatica Corp.*	7,999,651
166,616	Interactive Intelligence Group, Inc.*	12,079,660
170,505	MAXIMUS, Inc.	7,648,854
185,336	Pegasystems, Inc.	6,546,068
164,284	Riverbed Technology, Inc.*	3,238,038
192,116	Sapient Corp.*	3,277,499
39,045	Ultimate Software Group, Inc.*	5,349,165
		110,827,475
Materials - 1.8%
76,651	Rockwood Holdings, Inc.	5,702,834
Total Common Stocks (Cost $184,615,252)		298,401,491

Private Placements - 0.6%
16,000	Greenspring Global Partners IV-B, L.P.*^†	1,842,703
49,769	Greenspring Global Partners V-B, L.P.*~†	55,858
Total Private Placements (Cost $982,657)		1,898,561

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
11,328,571	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	11,328,571
Total Short-Term Investments (Cost $11,328,571)		11,328,571

Total Investments - 99.5% (Cost $196,926,480)		311,628,623
Other Assets in Excess of Liabilities - 0.5%		1,525,775
NET ASSETS - 100.0%		$313,154,398

* Non-Income Producing

^ Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to May 2013 as part of a $2,000,000 capital commitment.  At March 31, 2014, $1,600,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to March 2014 as part of a $100,000 capital commitment.  At March 31, 2014, $49,769 of the capital commitment has been fulfilled by the Fund.

† All or a portion of this security is considered illiquid. At March 31, 2014, the total market value of securities considered illiquid was $1,898,561 or 0.6% of net assets.

# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$198,633,876
Gross unrealized appreciation	116,458,469
Gross unrealized depreciation	(3,463,722)
Net unrealized appreciation	$112,994,747

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$298,401,491	$-	$-
Private Placements	$-	$-	$1,898,561
Short-Term Investments	$11,328,571	$-	$-
Total Investments	$309,730,062	$-	$1,898,561

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.6%
Consumer Discretionary - 15.6%
188,835	Ascent Capital Group, Inc.*	14,266,484
184,764	Cato Corp.	4,996,019
324,779	Core-Mark Holding Co., Inc.	23,578,956
228,612	Culp, Inc.†	4,512,801
2,654,551	Denny's Corp.*	17,068,763
549,106	Destination Maternity Corp.	15,045,504
318,533	Starz*	10,282,245
		89,750,772
Consumer Staples - 4.6%
81,513	Casey's General Stores, Inc.	5,509,464
339,351	Susser Holdings Corp.*	21,199,257
		26,708,721
Energy - 7.3%
246,685	Bristow Group, Inc.	18,629,651
345,448	RigNet, Inc.*	18,595,466
137,954	Susser Petroleum Partners LP	4,849,083
		42,074,200
Financials - 24.5%
874,941	American Capital, Ltd.*	13,815,318
349,538	American Equity Investment Life Holding Co.	8,256,087
197,013	Assurant, Inc.	12,797,964
394,763	Capitol Federal Financial, Inc.	4,954,276
532,185	CYS Investments, Inc.	4,395,848
716,258	Forest City Enterprises, Inc.*	13,680,528
1,368,973	GFI Group, Inc.	4,859,854
215,848	Kemper Corp.	8,454,766
825,397	Maiden Holdings, Ltd.	10,300,955
1,320,307	MFA Financial, Inc.	10,232,379
336,520	OceanFirst Financial Corp.†	5,953,039
369,896	Oritani Financial Corp.	5,848,056
214,912	Pacific Premier Bancorp, Inc.*	3,468,680
186,823	Renasant Corp.	5,427,208
33,698	Springleaf Holdings, Inc.*	847,505
3,905,542	Synovus Financial Corp.	13,239,787
1,142,128	TFS Financial Corp.*	14,196,651
		140,728,901
Health Care - 2.5%
265,122	Air Methods Corp.*	14,165,468
Industrials - 16.4%
36,631	Actuant Corp.	1,250,949
575,650	Albany International Corp.	20,458,601
367,078	DigitalGlobe, Inc.*	10,648,933
364,813	EnPro Industries, Inc.*	26,510,961
242,294	Fly Leasing, Ltd. ADR	3,634,410
394,862	Kadant, Inc.	14,400,617
200,206	Thermon Group Holdings, Inc.*	4,640,775
382,897	TriMas Corp.*	12,712,180
		94,257,426
Information Technology - 16.0%
579,470	Broadridge Financial Solutions, Inc.	21,521,516
476,502	CoreLogic, Inc.*	14,314,120
75,233	DST Systems, Inc.	7,131,336
447,455	Echostar Corp.*	21,280,960
195,608	MAXIMUS, Inc.	8,774,975
374,325	MoneyGram International, Inc.*	6,606,836
110,604	MTS Systems Corp.	7,575,268
286,121	Vishay Precision Group, Inc.*	4,972,783
		92,177,794
Materials - 3.8%
171,609	Innophos Holdings, Inc.	9,730,230
181,196	KMG Chemicals, Inc.	2,841,153
175,709	Neenah Paper, Inc.	9,087,670
		21,659,053
Telecommunication Services - 2.9%
132,515	Atlantic Tele-Network, Inc.	8,735,389
708,794	Boingo Wireless, Inc.*	4,805,623
433,628	ORBCOMM, Inc.*	2,970,352
		16,511,364
Total Common Stocks (Cost $414,603,505)		538,033,699

Real Estate Investment Trusts - 3.1%
1,103,314	NorthStar Realty Finance Corp.	17,807,488
Total Real Estate Investment Trusts (Cost $16,484,374)		17,807,488

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
18,498,176	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	18,498,176
Total Short-Term Investments (Cost $18,498,176)		18,498,176

Total Investments - 99.9% (Cost $449,586,055)		574,339,363
Other Assets in Excess of Liabilities - 0.1%		699,056
NET ASSETS - 100.0%		$575,038,419

ADR - American Depositary Receipt
* Non-Income Producing
† A portion of this security is considered illiquid. At March 31, 2014, the total market value of securities considered illiquid was $3,341,668 or 0.6% of net assets.
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$451,418,095
Gross unrealized appreciation	128,554,074
Gross unrealized depreciation	(5,632,806)
Net unrealized appreciation	$122,921,268

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$538,033,699	$-	$-
Real Estate Investment Trusts	$17,807,488	$-	$-
Short-Term Investments	$18,498,176	$-	$-
Total Investments	$574,339,363	$-	$-

Brown Advisory Opportunity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.6%
Consumer Discretionary - 15.8%
5,627	Best Buy, Inc.	148,609
3,028	Bright Horizons Family Solutions, Inc.*	118,425
203	Chipotle Mexican Grill, Inc.*	115,314
3,388	Destination Maternity Corp.	92,831
2,482	Garmin, Ltd.	137,155
3,828	Guess?, Inc.	105,653
5,050	HomeAway, Inc.*	190,234
6,382	Krispy Kreme Doughnuts, Inc.*	113,153
3,422	Lowe's Companies, Inc.	167,336
1,933	Monro Muffler Brake, Inc.	109,949
24,737	Quiksilver, Inc.*	185,775
2,270	Starbucks Corp.	166,573
1,774	Under Armour, Inc.*	203,371
		1,854,378
Consumer Staples - 7.2%
1,584	Estee Lauder Companies, Inc.	105,938
2,168	Mead Johnson Nutrition Co.	180,247
1,702	PriceSmart, Inc.	171,783
3,565	Susser Holdings Corp.*	222,706
3,148	Whole Foods Market, Inc.	159,635
		840,309
Energy - 9.8%
4,248	Canadian Natural Resources, Ltd.	162,996
1,198	Core Laboratories N.V.	237,731
1,118	Dril-Quip, Inc.*	125,328
3,250	FMC Technologies, Inc.*	169,942
2,119	Franks International N.V.	52,509
3,716	Helix Energy Solutions Group, Inc. Co.*	85,393
1,310	National Oilwell Varco, Inc.	102,010
2,250	Schlumberger, Ltd.	219,375
		1,155,284
Financials - 13.6%
7,430	American Capital, Ltd.*	117,320
7,769	Charles Schwab Corp.	212,327
2,226	City National Corp.	175,231
2,690	Hartford Financial Services Group, Inc.	94,876
3,468	JPMorgan Chase & Co.	210,542
1,099	M&T Bank Corp.	133,309
2,702	Prosperity Bancshares, Inc.	178,737
11,009	Regions Financial Corp.	122,310
3,595	SunTrust Banks, Inc.	143,045
32,626	Synovus Financial Corp.	110,602
8,173	TFS Financial Corp.*	101,590
		1,599,889
Health Care - 12.0%
1,007	athenahealth, Inc.*	161,362
1,734	Bristol-Myers Squibb Co.	90,081
1,498	Covance, Inc.*	155,642
2,269	DaVita, Inc.*	156,221
2,702	Express Scripts, Inc.*	202,893
1,534	Gilead Sciences, Inc.*	108,699
2,905	HMS Holdings Corp.*	55,340
3,418	Incyte Corp.*	182,932
413	Intuitive Surgical, Inc.*	180,890
2,396	Seattle Genetics, Inc.*	109,162
		1,403,222
Industrials - 12.6%
3,251	Canadian National Railway Co.	182,771
3,246	Colfax Corp.*	231,537
1,948	Copa Holdings S.A.	282,830
5,173	Fastenal Co.	255,132
3,035	HEICO Corp.	182,586
1,227	Stericycle, Inc.*	139,412
2,148	United Rentals, Inc.*	203,931
		1,478,199
Information Technology - 22.5%
615	Apple, Inc.	330,095
9,215	Applied Micro Circuits Corp.*	91,228
2,998	Broadsoft, Inc.*	80,137
1,934	Check Point Software Technologies, Ltd.*	130,796
821	CommVault Systems, Inc.*	53,324
4,057	CoreLogic, Inc.*	121,872
2,554	E2open, Inc.*	60,198
2,744	EPAM Systems, Inc.*	90,278
2,293	Fair Isaac Corp.	126,849
5,588	Genpact, Ltd.*	97,343
143	Google, Inc.*	159,375
3,541	Microsemi Corp.*	88,631
6,106	Model N, Inc.*	61,732
2,696	MTS Systems Corp.	184,649
2,991	National Instruments Corp.	85,812
2,123	NetApp, Inc.	78,339
3,938	Pegasystems, Inc.	139,090
4,289	QUALCOMM, Inc.	338,231
2,793	Salesforce.com, Inc.*	159,452
740	Visa, Inc.	159,736
		2,637,167
Materials - 4.1%
1,711	Ecolab, Inc.	184,771
4,110	Marrone Bio Innovations, Inc.*	57,417
892	Praxair, Inc.	116,825
1,640	Rockwood Holdings, Inc.	122,016
		481,029
Total Common Stocks (Cost $8,234,281)		11,449,477

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
277,426	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	277,426
Total Short-Term Investments (Cost $277,426)		277,426

Total Investments - 100.0% (Cost $8,511,707)		11,726,903
Liabilities in Excess of Other Assets - (0.0)%		(997)
NET ASSETS - 100.0%		$11,725,906

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$8,578,115
Gross unrealized appreciation	3,291,956
Gross unrealized depreciation	(143,168)
Net unrealized appreciation	$3,148,788

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$11,449,477	$-	$-
Short-Term Investments	$277,426	$-	$-
Total Investments	$11,726,903	$-	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Par Value	Security Description	Rate		Maturity	Value $
Municipal Bonds - 96.7%
General Obligation Bonds - 34.5%
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%		03/01/2015	590,244
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%		04/01/2015	519,355
5,075,000	Anne Arundel County Maryland Consolidated General Improvements Callable 04/01/2024 @ 100^	5.00%		04/01/2030	5,896,287
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		09/01/2015	961,857
315,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%		11/01/2015	339,053
350,000	Baltimore County Maryland Consolidated Public Improvement	5.00%		08/01/2022	421,925
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%		10/15/2015	1,374,746
575,000	Baltimore County Maryland Pension Funding	5.00%		08/01/2015	612,300
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%		10/15/2015	268,505
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%		10/15/2014	451,634
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%		11/01/2015	1,076,360
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%		12/01/2015	531,755
1,500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%		11/01/2020	1,785,375
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%		02/01/2015	2,008,783
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100^	4.25%		03/01/2016	684,585
3,000,000	Frederick City Maryland Consolidated Public Improvement	5.00%		09/01/2016	3,329,580
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%		02/01/2016	2,130,420
200,000	Frederick County Maryland Public Facilities	5.00%		08/01/2014	203,268
500,000	Frederick County Maryland Public Facilities	5.25%		11/01/2021	605,565
330,000	Harford County Maryland Consolidated Public Improvement	5.00%		07/01/2015	350,130
200,000	Harford County Maryland Consolidated Public Improvement	5.00%		12/01/2015	216,028
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%		08/15/2014	697,549
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%		04/15/2015	2,080,840
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%		08/15/2015	320,004
2,020,000	Howard County Maryland Metropolitan District Project Series B	5.00%		08/15/2016	2,238,160
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%		08/01/2015	532,435
550,000	Maryland State & Local Facilities Loan	5.00%		08/01/2015	585,679
5,000,000	Maryland State & Local Facilities Loan	5.00%		08/01/2015	5,324,350
500,000	Maryland State & Local Facilities Loan	5.00%		08/01/2016	553,215
2,950,000	Maryland State & Local Facilities Loan Callable 3/1/2021 @ 100^	5.00%		03/01/2023	3,470,114
2,500,000	Maryland State Local Facilities First Series C, Callable 3/1/2019 @ 100^	4.00%		03/01/2022	2,720,650
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		08/01/2014	574,266
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		11/01/2014	1,028,680
2,175,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		05/01/2015	2,290,166
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		08/01/2015	601,652
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 9/1/2014 @ 100^	5.00%		09/01/2015	510,155
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		05/01/2016	1,912,328
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%		08/01/2016	2,212,860
6,955,000	Montgomery County Maryland Consolidated Public Improvement	5.00%		07/01/2021	8,346,348
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%		09/15/2014	1,830,114
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%		07/15/2015	797,107
1,275,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%		09/15/2015	1,364,913
2,400,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%		08/01/2016	2,655,432
565,000	Washington County Maryland - Public Improvement	4.50%		01/01/2015	583,566
1,600,000	Washington Suburban Sanitary District	4.00%		06/01/2015	1,672,512
250,000	Washington Suburban Sanitary District Maryland Consolidated Public Improvement Series A	4.00%		06/01/2015	261,330
200,000	Washington Suburban Sanitary District Maryland Sewage Disposal	5.00%		06/01/2016	219,894
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%		06/01/2015	1,585,470
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%		06/01/2016	1,649,205
1,330,000	Wicomico County Maryland AGM Insured	3.00%		12/01/2014	1,355,576
					74,332,325
Refunded Bonds - 1.3%
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100^	5.00%		08/01/2016	265,940
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100^	5.00%		08/01/2015	508,125
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100^	5.00%		08/01/2017	707,401
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100^	4.50%		07/01/2019	252,720
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100^	4.00%		07/01/2017	504,065
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100^	5.00%		04/01/2017	500,000
					2,738,251
Revenue Bonds - 60.9%
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate#	3.00%		10/01/2031	519,085
405,000	Baltimore Maryland Wastewater Project Series A	3.40%		07/01/2016	431,479
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured^	5.00%		07/01/2020	409,367
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured^	5.00%		07/01/2021	1,094,850
1,000,000	Chicago Illinois O'Hare International Airport Refunding General Airport Third Lien Series B	5.25%		01/01/2018	1,143,110
5,000,000	City of Baltimore Callable 01/01/2024 @ 100^	5.00%		07/01/2038	5,486,900
2,855,000	Colorado Health Facilities Authority Revenue Refunding Covenant Retirement	5.00%		12/01/2022	3,074,492
2,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100^	5.50%		07/01/2040	2,406,775
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%		07/01/2017	405,679
3,205,288	Illinois Housing Development Authority Series A, Callable 1/1/2023 @ 100^	2.45%		06/01/2043	2,865,207
1,000,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%		05/01/2023	1,136,390
1,285,000	Iowa Finance Authority Health Care Facilities Revenue Callable 7/1/2023 @ 100^	5.00%		07/01/2028	1,385,526
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100^	5.00%		11/01/2022	567,355
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%		09/01/2014	507,635
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%		09/01/2015	1,047,110
1,521,511	Maryland State Community Development Administration - Single Family Housing Series A, Callable 10/1/2023 @ 100^	4.00%		07/01/2043	1,543,055
500,000	Maryland State Community Development Administration Local Government Infrastructure - A-1 Callable 6/1/2020 @ 100^	3.50%		06/01/2022	527,480
1,000,000	Maryland State Department of Transportation	5.25%		12/15/2014	1,036,430
200,000	Maryland State Department of Transportation	5.00%		03/01/2015	208,974
100,000	Maryland State Department of Transportation	5.00%		06/01/2015	105,698
3,200,000	Maryland State Department of Transportation	4.00%		02/15/2016	3,417,760
700,000	Maryland State Department of Transportation	5.00%		05/01/2019	825,188
1,400,000	Maryland State Department of Transportation	5.00%		06/01/2019	1,652,882
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%		05/15/2020	534,110
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100^	4.00%		09/01/2021	759,262
100,000	Maryland State Economic Development Corporation - Salisbury University Project	5.00%		06/01/2022	106,727
100,000	Maryland State Economic Development Corporation - Salisbury University Project	4.00%		06/01/2023	98,655
200,000	Maryland State Economic Development Corporation - Salisbury University Project Callable 6/1/2023 @ 100^	5.00%		06/01/2027	207,774
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 7/1/2022 @ 100^	5.00%		07/01/2027	423,956
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured^	5.00%		06/01/2022	521,635
10,000,000	Maryland State Health & Higher Educational Facilities - Adjusted Rate - Pooled Loan Program Series B#	0.06%		04/01/2035	10,000,000
455,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%		01/01/2022	505,846
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2022 @ 100^	5.50%		01/01/2023	2,386,516
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%		01/01/2018	1,518,527
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.20%		01/01/2024	655,018
1,000,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.40%		01/01/2037	998,610
390,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Series A, Callable 7/1/2022 @ 100^	5.00%		07/01/2023	441,741
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%		07/01/2021	2,233,203
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.00%		07/01/2023	1,092,590
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%		07/01/2024	633,880
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%		07/01/2025	273,930
1,500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 7/1/2022 @ 100^	5.00%		07/01/2023	1,746,360
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100^	5.00%		05/15/2040	3,531,376
1,370,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 05/15/2023 @ 100^	5.00%		05/15/2043	1,460,310
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B#	4.30%		05/15/2048	366,331
115,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%		05/15/2021	134,713
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%		07/01/2018	581,760
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%		07/01/2017	552,445
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100^	5.00%		07/01/2018	276,473
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%		07/01/2019	282,533
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	6.00%		07/01/2022	116,788
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	5.25%		07/01/2024	573,248
355,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%		08/15/2021	405,460
500,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%		08/15/2023	566,955
3,290,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 08/15/2023 @ 100^	5.00%		08/15/2038	3,391,628
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100^	4.75%		05/15/2042	3,567,674
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100^	5.00%		07/01/2024	541,575
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.00%		07/01/2025	1,134,140
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.25%		07/01/2031	1,254,775
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%		07/01/2026	205,966
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%		07/01/2027	138,468
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100^	4.50%		07/01/2035	198,904
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100^	5.00%		07/01/2026	1,071,350
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%		07/01/2018	295,716
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%		07/01/2020	288,450
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%		07/01/2021	459,208
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%		07/01/2022	458,388
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured^	5.50%		07/01/2024	558,915
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100^	5.00%		07/01/2034	258,248
1,640,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%		01/01/2018	1,746,157
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured^	5.00%		01/01/2025	256,464
1,750,000	Maryland State Industrial Development Financing Authority Multi-Modal#	2.00%		09/01/2040	1,786,785
1,250,000	Maryland State Industrial Development Financing Authority Multi-Modal - McDonogh School Series B#	1.10%		09/01/2040	1,261,712
750,000	Maryland State Transportation Authority Series A	3.00%		07/01/2016	793,373
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100^	5.00%		07/01/2021	645,154
4,255,000	Maryland State Transportation Authority Airport Refunding Baltimore/Washington	5.00%		03/01/2022	4,944,140
970,000	Maryland State Transportation Authority Transportation Facilities Project Series 2009A, Callable 7/1/2019 @ 100^	5.00%		07/01/2022	1,115,073
1,815,000	Maryland State Transportation Authority Transportation Refunding	5.00%		07/01/2020	2,143,914
1,715,000	Maryland State Water Quality Financing	5.00%		03/01/2015	1,791,952
500,000	Maryland State Water Quality Financing Series A	5.00%		09/01/2015	534,290
265,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Series A, Callable 3/1/2018 @ 100^	5.00%		03/01/2019	303,075
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100^	4.00%		03/01/2019	329,613
785,000	Montgomery County Maryland Housing Opportunities Revenue Bonds	1.60%		07/01/2018	785,495
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%		06/01/2015	991,800
1,385,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%		06/01/2015	1,445,940
1,000,000	Nebraska Investment Finance Authority Housing Single Revenue Bonds	2.50%		09/01/2022	961,460
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Bonds Series AA	5.00%		06/15/2020	1,155,420
1,394,437	New Mexico State Mortgage Finance Authority Callable 6/1/2023 @ 100^	2.85%		07/01/2043	1,348,379
700,000	New York State Mortgage Agency Revenue	0.85%		04/01/2016	704,487
500,000	Oklahoma State Municipal Power Authority Callable 1/1/2023 @ 100^	4.00%		01/01/2043	482,965
450,000	Oregon Health & Science University Series E, Callable 7/1/2022 @ 100^	5.00%		07/01/2025	509,355
1,000,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds	5.25%		08/01/2019	965,230
3,500,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.50%		08/01/2023	3,173,240
2,500,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.00%		08/01/2024	2,147,900
1,810,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds First Subseries A-1	6.67%	~	08/01/2024	814,391
250,000	Railsplitter Tobacco Settlement Authority	5.00%		06/01/2016	271,555
3,000,000	Tobacco Settlement Financing Corp.	5.00%		06/01/2017	3,295,110
2,540,000	Tobacco Settlement Financing Corp. Callable 6/1/2017 @ 100^	5.00%		06/01/2018	2,757,957
350,000	University of Maryland System Auxiliary Series D	4.00%		04/01/2014	350,000
3,510,000	University of Maryland System Auxiliary Series A	5.00%		04/01/2020	4,165,352
2,300,000	University of Maryland System Auxiliary	5.00%		10/01/2020	2,742,152
350,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%		04/01/2015	367,084
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%		04/01/2015	1,028,830
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%		10/01/2015	526,840
1,100,000	University of Maryland University Revenues Various Revolving - A-RMKT#	1.25%		07/01/2023	1,095,985
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100^	4.00%		04/01/2020	533,310
1,085,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%		08/15/2020	1,242,998
					131,123,501
Total Municipal Bonds (Cost $205,826,826)					208,194,077

Shares
Short-Term Investments - 6.2%
Money Market Funds - 6.2%
13,447,142	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*				13,447,142
Total Short-Term Investments (Cost $13,447,142)					13,447,142

Total Investments - 102.9% (Cost $219,273,968)					221,641,219
Liabilities in Excess of Other Assets - (2.9)%					(6,199,404)
NET ASSETS - 100.0%					$ 215,441,815

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2014.
~ Zero coupon bond. Amount shown is yield to maturity as of March 31, 2014.
* Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$ 219,273,968
Gross unrealized appreciation	4,171,585
Gross unrealized depreciation	(1,804,334)
Net unrealized appreciation	$ 2,367,251

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$208,194,077	$-
Short-Term Investments	$13,447,142	$-	$-
Total Investments	$13,447,142	$208,194,077	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
U.S. Treasury Securities - 36.0%
5,239,668	United States Treasury Inflation Indexed Bond	1.13%	01/15/2021	5,566,739
15,000,000	United States Treasury Note	0.25%	07/15/2015	15,014,940
17,480,918	United States Treasury Note	0.13%	04/15/2018	17,893,363
11,355,000	United States Treasury Note	0.38%	02/15/2016	11,355,670
9,000,000	United States Treasury Note	0.63%	10/15/2016	8,985,942
11,700,000	United States Treasury Note	0.75%	02/28/2018	11,431,719
11,340,000	United States Treasury Note	2.75%	02/15/2024	11,365,696
Total U.S. Treasury Securities (Cost $81,768,880)				81,614,069

Corporate Bonds & Notes - 21.3%
2,025,000	Burlington Northern Santa Fe, LLC	5.75%	03/15/2018	2,305,683
2,400,000	Carnival Corp.	1.88%	12/15/2017	2,384,753
2,165,000	Celgene Corp.	2.30%	08/15/2018	2,168,867
2,235,000	Citigroup, Inc.#	1.94%	05/15/2018	2,320,118
2,300,000	Eastman Chemical Co.	2.40%	06/01/2017	2,345,480
2,060,000	Energy Transfer Partners LP Callable 11/01/2021 @ 100^	5.20%	02/01/2022	2,227,286
2,350,000	FMC Technologies, Inc.	2.00%	10/01/2017	2,344,177
3,160,000	FNMA Callable 1/15/2015 @ 100^	0.65%	01/15/2016	3,169,240
2,350,000	Goldman Sachs Group, Inc.#	1.44%	04/30/2018	2,382,348
2,300,000	JPMorgan Chase & Co.#	0.87%	01/28/2019	2,300,552
2,250,000	Medco Health Solutions, Inc.	4.13%	09/15/2020	2,368,181
2,290,000	Providence Health & Services Floating Note#	1.18%	10/01/2017	2,279,063
3,500,000	Provident Bank of Maryland Callable 12/16/2013 @ 100^	9.50%	05/01/2018	3,513,870
2,245,000	Realty Income Corp. Callable 05/01/2023 @ 100^	4.65%	08/01/2023	2,353,508
2,400,000	Roper Industries, Inc.	2.05%	10/01/2018	2,362,747
1,610,000	Saint Barnabas Health System	4.00%	07/01/2028	1,462,677
2,250,000	Sutter Health	1.09%	08/15/2053	2,228,796
1,760,000	Time Warner Entertainment Co. LP	8.38%	03/15/2023	2,305,056
2,270,000	Verizon Communications, Inc.	3.65%	09/14/2018	2,418,976
2,742,000	W.R. Berkley Corp.	6.15%	08/15/2019	3,079,395
Total Corporate Bonds & Notes (Cost $48,035,112)				48,320,773

Municipal Bonds - 16.5%
2,275,000	Arizona Health Facilities Authority Callable 2/1/2022 @100^	5.00%	02/01/2030	2,343,205
2,225,000	Delaware State Housing Authority Taxable Callable 1/1/2021 @ 100^	2.75%	12/01/2041	2,140,495
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	737,704
5,830,676	Illinois Housing Development Authority Revenue Bonds Callable 1/1/2023 @ 100^	2.75%	06/01/2043	5,556,926
1,000,000	Illinois State Sales Tax Revenue Taxable Building	2.30%	06/15/2019	996,490
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,567,114
3,435,000	Iowa Finance Authority Health Care Facilities Callable 7/1/2023 @ 100^	5.00%	07/01/2027	3,727,250
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	3,030,176
290,000	Metropolitan Washington District of Columbia Airports Taxable Series C Callable 10/1/2015 @ 100^	5.69%	10/01/2030	301,121
665,000	Missouri State Housing Development Commission Callable 11/1/2019 @ 100^	2.65%	11/01/2040	639,384
2,255,000	Ohio State Hospital Revenue Callable 1/15/2023 @ 100^	5.00%	01/15/2028	2,430,980
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,197,232
3,260,000	Puerto Rico Sales Tax Financing Corporate Sales Revenue Bonds Callable 8/1/2019 @ 100^	5.25%	08/01/2027	2,750,266
845,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A Callable 8/1/2019 @ 100^	5.00%	08/01/2024	725,990
705,000	Savannah Georgia Hospital Authority Callable 7/1/2023 @ 100^	5.50%	07/01/2028	776,304
1,000,000	Savannah Georgia Hospital Authority Callable 7/1/2023 @ 100^	5.50%	07/01/2029	1,091,510
5,850,049	Virginia State Housing Development Authority Homeownership Tax Mortgage Bonds	3.25%	08/25/2042	5,553,510
Total Municipal Bonds (Cost $37,772,878)				37,565,657

Mortgage Backed Securities - 13.5%
5,605	FHLMC, Pool# C00210	8.00%	01/01/2023	6,437
480,198	FHLMC, Pool# 1B0889#	2.39%	05/01/2033	511,214
470,348	FHLMC, Pool# 1J0203#	2.46%	04/01/2035	499,989
960,097	FHLMC PC, Pool# J2-6517	3.50%	12/01/2028	1,007,654
491,096	FHLMC PC, Pool# J2-6518	3.50%	12/01/2028	515,211
296,354	FHLMC REMIC, Series 2782	4.00%	11/15/2033	311,993
2,804,186	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	463,996
6,242	FNMA, Pool# 409589	9.50%	11/01/2015	6,278
48,312	FNMA, Pool# 254089	6.00%	12/01/2016	50,707
284,927	FNMA, Pool# 842239	5.00%	09/01/2020	305,029
871,288	FNMA, Pool# AR7905	3.00%	03/01/2028	896,596
22,222	FNMA, Pool# 539082	7.00%	08/01/2028	22,683
574,666	FNMA, Pool# AV5623	3.50%	12/01/2028	603,458
37,418	FNMA, Pool# 625536	6.00%	01/01/2032	41,678
43,546	FNMA, Pool# 628837	6.50%	03/01/2032	48,994
238,119	FNMA, Pool# 663238	5.50%	09/01/2032	263,085
74,041	FNMA, Pool# 744805#	1.89%	11/01/2033	77,936
96,573	FNMA, Pool# 741373#	2.41%	12/01/2033	102,699
76,455	FNMA, Pool# 764342#	1.90%	02/01/2034	79,861
166,090	FNMA, Pool# 848817	5.00%	01/01/2036	181,346
4,387,863	FNMA, Pool# AA7686	4.50%	06/01/2039	4,707,394
887,904	FNMA, Pool# AB9886	4.00%	07/01/2043	924,887
2,490,349	FNMA, Pool# AS1474	4.50%	01/01/2044	2,662,605
1,496,353	FNMA, Pool# AV7911	4.50%	01/01/2044	1,600,314
2,491,040	FNMA, Pool# AS1591	4.50%	01/01/2044	2,660,212
2,925,721	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	415,817
3,610,703	FNMA REMIC Trust, Series 2012-15#	0.70%	03/25/2042	3,625,529
135,547	GNMA, Pool# 781450	5.00%	06/15/2017	141,297
29,790	GNMA, Pool# 487110	6.50%	04/15/2029	34,384
42,304	GNMA, Pool# 781186	9.00%	06/15/2030	45,572
7,015	GNMA, Pool# 571166	7.00%	08/15/2031	7,328
297,506	GNMA, Series 2008-1-PA	4.50%	12/20/2036	301,822
3,000,000	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	3,055,053
3,321,081	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	466,112
2,000,000	GNMA REMIC Trust, Series 2014-01	3.29%	03/16/2054	1,960,394
2,000,000	STACR, Series 2014-DN1 #	2.35%	02/25/2024	2,040,946
Total Mortgage Backed Securities (Cost $30,094,361)				30,646,510

Shares
Short-Term Investments - 10.2%
Money Market Funds- 10.2%
23,197,106	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			23,197,106
Total Short-Term Investments (Cost $23,197,106)				23,197,106

Total Investments - 97.5% (Cost $220,868,337)				221,344,115
Other Assets in Excess of Liabilities - 2.5%				5,697,008
NET ASSETS - 100.0%				$ 227,041,123

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2014
~ Interest Only Security
* Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$ 220,868,350
Gross unrealized appreciation	2,174,878
Gross unrealized depreciation	(1,699,113)
Net unrealized appreciation	$ 475,765

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

U.S. Treasury Securities	$-	$81,614,069	$-
Corporate Bonds & Notes	$-	$48,320,773	$-
Municipal Bonds	$-	$37,565,657	$-
Mortgage Backed Securities	$-	$30,646,510	$-
Short-Term Investments	$23,197,106	$-	$-
Total Investments	$23,197,106	$116,532,940	$-

Brown Advisory Tactical Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Par Value/ Shares	Security Description	Rate	Maturity	Value $
U.S. Treasury Securities - 64.4%
6,629,784	United States Treasury Inflation Indexed Bond	1.13%	01/15/2021	7,043,628
1,000,000	United States Treasury Note	0.25%	05/15/2016	994,883
1,000,000	United States Treasury Note	3.00%	09/30/2016	1,058,281
1,800,000	United States Treasury Note	0.88%	01/31/2017	1,802,461
1,000,000	United States Treasury Note	0.63%	05/31/2017	988,555
1,570,000	United States Treasury Note	0.50%	07/31/2017	1,540,073
1,250,000	United States Treasury Note	0.75%	02/28/2018	1,221,337
1,000,000	United States Treasury Note	1.38%	07/31/2018	994,141
Total U.S. Treasury Securities (Cost $15,618,344)				15,643,359

Mutual Funds - 1.9%
5,000	Blackrock Massachusetts Tax-Exempt Trust			62,850
5,000	Eaton Vance Massachusetts Municipal Bond Fund			65,750
8,000	Eaton Vance Tax-Advantaged Bond & Option Strategies Fund			110,880
10,000	Invesco Pennsylvania Value Municipal Income Trust			133,300
9,000	Pimco California Municipal Income Fund III			89,730
Total Mutual Funds (Cost $455,270)				462,510

Short-Term Investments - 32.5%
U.S. Treasury Bills - 28.4%
6,900,000	United States Treasury Bill^			6,898,537
Money Market Funds - 4.1%
999,325	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			999,325
Total Short-Term Investments (Cost $7,895,787)				7,897,862

Total Investments - 98.8% (Cost $23,969,401)				24,003,731
Other Assets in Excess of Liabilities - 1.2%				286,546
NET ASSETS - 100.0%				$24,290,277

* Annualized seven-day yield as of March 31, 2014.
^ A portion of this security is pledged as collateral on the open swap position as of March 31, 2014.

Credit Default Swap Contracts - Sell Protection #
Counterparty	Reference Entity	Rate	Termination Date	Notional Amount†	Unrealized Appreciation
Credit Suisse	Markit CDX North American High Yield Index Series 21	5.00%	12/20/2018	$7,500,000	$229,213

# If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$23,970,354
Gross unrealized appreciation	289,094
Gross unrealized depreciation	(255,717)
Net unrealized appreciation	$33,377

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2		Level 3

U.S. Treasury Securities	$-	$15,643,359		$-
Mutual Funds	$462,510	$-		$-
Short-Term Investments	$999,325	$6,898,537		$-
Total Investments	$1,461,835	$22,541,896		$-
Credit Default Swaps	$-	$229,213	*	$-

* Unrealized Appreciation

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.0%
Consumer Discretionary - 13.6%
162,012	Best Buy, Inc.	4,278,737
112,874	GameStop Corp.	4,639,121
82,569	Garmin, Ltd.	4,562,763
37,963	McDonald's Corp.	3,721,513
47,343	Target Corp.	2,864,725
93,121	V.F. Corp.	5,762,328
		25,829,187
Consumer Staples - 13.0%
195,007	Altria Group, Inc.	7,299,112
73,916	Coca-Cola Co.	2,857,592
48,459	Kraft Foods Group, Inc.	2,718,550
61,043	Mondelez International, Inc.	2,109,036
57,614	Philip Morris International, Inc.	4,716,858
120,923	Unilever NV	4,972,354
		24,673,502
Energy - 11.2%
51,752	ENSCO PLC	2,731,471
215,105	Kinder Morgan, Inc.	6,988,761
48,179	Occidental Petroleum Corp.	4,590,977
140,764	Plains GP Holdings LP	3,938,577
48,514	Total S.A. ADR	3,182,518
		21,432,304
Financials - 11.6%
67,440	Cincinnati Financial Corp.	3,281,630
47,007	Erie Indemnity Co.	3,279,208
87,242	FirstMerit Corp.	1,817,251
76,261	JPMorgan Chase & Co.	4,629,805
38,019	M&T Bank Corp.	4,611,705
167,707	OneBeacon Insurance Group, Ltd.	2,592,750
23,164	T. Rowe Price Group, Inc.	1,907,556
		22,119,905
Health Care - 12.9%
83,909	AbbVie, Inc.	4,312,923
48,874	Johnson & Johnson	4,800,893
84,244	Merck & Co., Inc.	4,782,532
70,957	Novartis AG ADR	6,032,764
87,259	Teva Pharmaceutical Industries, Ltd.	4,610,765
		24,539,877
Industrials - 6.9%
129,632	Healthcare Services Group, Inc.	3,767,106
67,273	PACCAR, Inc.	4,536,891
41,313	United Technologies Corp.	4,827,011
		13,131,008
Information Technology - 13.9%
52,658	Accenture PLC	4,197,896
8,867	Apple, Inc.	4,759,274
76,931	Automatic Data Processing, Inc.	5,943,689
169,660	Microsoft Corp.	6,954,363
59,680	QUALCOMM, Inc.	4,706,365
		26,561,587
Materials - 1.3%
18,256	Praxair, Inc.	2,390,988
Telecommunication Services - 2.6%
77,266	Rogers Communications, Inc.	3,201,903
214,267	Windstream Holdings, Inc.	1,765,560
		4,967,463
Total Common Stocks (Cost $130,200,463)		165,645,821

Preferred Stocks - 3.5%
184,176	Public Storage, Inc. - Series S	4,357,604
89,213	Public Storage, Inc. - Series O	2,346,302
Total Preferred Stocks (Cost $7,041,498)		6,703,906

Real Estate Investment Trusts - 6.1%
115,061	Plum Creek Timber Co., Inc.	4,837,164
149,954	Redwood Trust, Inc.	3,041,067
61,969	W.P. Carey, Inc.	3,722,478
Total Real Estate Investment Trusts (Cost $11,210,651)		11,600,709

Short-Term Investments - 3.7%
Money Market Funds - 3.7%
7,004,036	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	7,004,036
Total Short-Term Investments (Cost $7,004,036)		7,004,036

Total Investments - 100.3% (Cost $155,456,648)		190,954,472
Liabilities in Excess of Other Assets - (0.3)%		(498,312)
NET ASSETS - 100.0%		$190,456,160

ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$154,020,880
Gross unrealized appreciation	38,127,232
Gross unrealized depreciation	(1,193,640)
Net unrealized appreciation	$36,933,592

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$165,645,821	$-	$-
Preferred Stocks	$6,703,906	$-	$-
Real Estate Investment Trusts	$11,600,709	$-	$-
Short-Term Investments	$7,004,036	$-	$-
Total Investments	$190,954,472	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
Consumer Discretionary - 17.4%
103,046	BorgWarner, Inc.	6,334,238
8,728	Chipotle Mexican Grill, Inc.*	4,957,940
245,956	LKQ Corp.*	6,480,941
93,050	Nike, Inc.	6,872,673
75,390	Starbucks Corp.	5,532,118
97,575	TJX Companies, Inc.	5,917,924
		36,095,834
Consumer Staples - 1.8%
74,386	Whole Foods Market, Inc.	3,772,114
Health Care - 7.8%
79,076	Cerner Corp.*	4,448,025
60,447	Thermo Fisher Scientific, Inc.	7,268,147
40,205	Waters Corp.*	4,358,624
		16,074,796
Industrials - 32.0%
96,467	A. O. Smith Corp.	4,439,411
108,648	Canadian National Railway Co.	6,108,191
34,608	Cummins, Inc.	5,156,246
105,196	Danaher Corp.	7,889,700
45,140	IHS, Inc.*	5,484,510
70,113	J.B. Hunt Transport Services, Inc.	5,042,527
16,414	Middleby Corp.*	4,336,743
52,693	Pall Corp.	4,714,443
63,508	Stericycle, Inc.*	7,215,779
135,877	Verisk Analytics, Inc.*	8,147,185
100,115	Wabtec Corp.	7,758,912
		66,293,647
Information Technology - 28.5%
64,225	Accenture PLC	5,120,017
51,392	ANSYS, Inc.*	3,958,212
9,301	Apple, Inc.	4,992,219
95,425	Arm Holdings PLC ADR	4,863,812
7,491	Google, Inc.*	8,348,795
78,680	Intuit, Inc.	6,115,796
96,240	QUALCOMM, Inc.	7,589,486
91,061	Salesforce.com, Inc.*	5,198,673
158,738	Trimble Navigation, Ltd.*	6,170,146
30,393	Visa, Inc.	6,560,633
		58,917,789
Materials - 9.2%
73,930	Ecolab, Inc.	7,983,701
47,390	Praxair, Inc.	6,206,668
64,681	Rockwood Holdings, Inc.	4,812,266
		19,002,635
Total Common Stocks (Cost $143,498,466)		200,156,815

Short-Term Investments - 3.5%
Money Market Funds - 3.5%
7,248,141	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	7,248,141
Total Short-Term Investments (Cost $7,248,141)		7,248,141

Total Investments - 100.2% (Cost $150,746,607)		207,404,956
Liabilities in Excess of Other Assets - (0.2)%		(339,629)
NET ASSETS - 100.0%		$207,065,327

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$150,831,896
Gross unrealized appreciation	57,422,438
Gross unrealized depreciation	(849,378)
Net unrealized appreciation	$56,573,060

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$200,156,815	$-	$-
Short-Term Investments	$7,248,141	$-	$-
Total Investments	$207,404,956	$-	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Par Value	Security Description	Rate		Maturity	Value $
Municipal Bonds - 96.8%
General Obligation Bonds - 24.8%
1,500,000	Alamo Community College District	3.50%		02/15/2015	1,544,190
1,045,000	Chicago Illinois	5.25%		01/01/2020	1,185,103
4,800,000	Chicago Illinois	4.71%	~	01/01/2023	3,279,840
1,000,000	Chicago Illinois Callable 01/01/2024 @ 100^	5.00%		01/01/2025	1,072,090
3,165,000	Chicago Illinois City Colleges	5.64%	~	01/01/2030	1,414,375
650,000	City of Leawood Improvement Series A	2.00%		09/01/2014	655,174
1,400,000	City of Lubbock Texas	2.00%		02/15/2015	1,422,820
1,995,000	City of New York Callable 02/01/2023 @ 100^	5.00%		08/01/2030	2,195,916
1,000,000	Commonwealth of Pennsylvania	5.50%		02/01/2015	1,044,810
1,080,000	Cook County Community High School District	5.00%		12/01/2018	1,236,762
1,250,000	Cook County Illinois	5.00%		11/15/2016	1,386,037
3,000,000	El Paso County Hospital District Callable 08/15/2023 @ 100^	5.00%		08/15/2027	3,355,530
1,885,000	Johnson County Unified School District	4.00%		10/01/2014	1,921,927
1,000,000	King & Snohomish Counties School District	5.00%		12/01/2014	1,032,500
1,000,000	Lake Travis Independent School District	2.00%		02/15/2015	1,016,600
1,255,000	Louisville & Jefferson County Kentucky	4.00%		04/01/2015	1,303,719
2,310,000	Lower Merion School District	3.00%		05/15/2015	2,384,336
3,000,000	Mecklenburg County North Carolina	3.00%		12/01/2015	3,140,610
1,315,000	Metropolitan Government of Nashville & Davidson County - District Energy System Tax Refunding Series A	3.00%		10/01/2015	1,370,822
1,000,000	Midland Texas Independent School District	2.00%		02/15/2015	1,016,600
1,310,000	North Central Wisconsin Technical College District Promissory Notes	2.00%		09/01/2014	1,319,825
2,750,000	Northside Independent School District	2.00%		06/15/2015	2,811,820
1,500,000	Ohio State Third Frontier	3.13%		11/01/2014	1,526,355
1,200,000	Oxford Alabama Series B	2.00%		09/01/2014	1,208,088
1,000,000	Richardson Texas Independent School District	3.00%		02/15/2015	1,024,390
1,000,000	State of Georgia	5.00%		07/01/2015	1,061,000
1,500,000	State of Illinois	5.00%		02/01/2020	1,692,000
1,000,000	State of Maryland	5.00%		08/01/2015	1,064,870
1,655,000	State of South Carolina	5.00%		04/01/2015	1,735,946
1,010,000	State of Wisconsin Series A	5.00%		05/01/2015	1,063,368
					47,487,423
Refunded Bonds - 18.9%
1,800,000	Arizona State University Callable 03/01/2015 @ 100^	5.00%		09/01/2023	1,878,894
1,090,000	Arizona State University Callable 9/1/2014 @ 100^	5.25%		09/01/2024	1,112,999
750,000	Blue Mountain School District Callable 10/01/2014 @ 100^	4.45%		10/01/2026	766,125
2,000,000	Charleston South Carolina Educational Excellence Financing Corp. Callable 12/1/2014 @ 100^	5.00%		12/01/2016	2,064,940
2,000,000	Delaware River Joint Toll Bridge Commission Callable 07/01/2015 @ 100^	4.50%		07/01/2030	2,107,440
4,850,000	Fairfax County Water Authority Callable 04/01/2015 @ 100^	5.00%		04/01/2030	5,083,479
650,000	Honolulu Hawaii City & County Series B, Callable 7/01/2014 @ 100^	5.00%		07/01/2016	657,917
6,000,000	Mississippi Development Bank Callable 09/01/2014 @ 100^	5.00%		09/01/2034	6,121,440
2,105,000	Municipality of Anchorage, Alaska 2005 (Schools) Series A, Callable 03/01/2015 @ 100^	5.00%		03/01/2020	2,198,252
2,500,000	Nevada System of Higher Education Callable 01/01/2016 @ 100^	5.00%		07/01/2026	2,704,700
3,895,000	North Carolina Infrastructure Finance Corp. Callable 02/01/2015 @ 100^	5.00%		02/01/2020	4,051,462
5,000,000	North Carolina Medical Care Commission Callable 09/01/2014 @ 100^	5.00%		09/01/2033	5,101,200
1,000,000	Pierce County School District Callable 06/01/2016 @ 100^	5.00%		12/01/2024	1,099,510
1,150,000	Snohomish County School District Callable 12/01/2014 @ 100^	5.00%		12/01/2021	1,187,421
600,000	St. Johns County Florida Water & Sewer Callable 06/01/2014 @ 34.327^	5.38%	~	06/01/2034	205,920
					36,341,699
Revenue Bonds - 53.1%
2,100,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%		06/01/2015	2,187,738
1,500,000	Alabama 21st Century Authority - Tobacco Settlement	5.00%		06/01/2017	1,683,045
1,500,000	City of Atlanta Department of Aviation Callable 01/01/2024 @ 100^	5.00%		01/01/2032	1,642,230
1,500,000	City of Lincoln - Lincoln Electric System	4.00%		09/01/2015	1,581,210
1,415,000	City of Miami Beach Health Facilities Authority Hospital Refunding - Mount Sinai Medical Center of Florida	5.00%		11/15/2021	1,558,240
1,025,000	City of Philadelphia - Water & Wastewater	5.25%		12/15/2014	1,056,263
300,000	Colorado Health Facilities Authority - Covenant Retirement Communities	5.00%		12/01/2020	329,310
2,405,000	Colorado Health Facilities Authority Revenue - Covenant Retirement Communities, Inc. Series A, Callable 12/01/2022 @ 100^	5.00%		12/01/2027	2,473,110
335,000	Cook County Sales Tax Revenue	4.00%		11/15/2015	354,718
2,455,000	Dallas/Fort Worth International Airport Callable 11/01/2023 @ 100^	5.25%		11/01/2030	2,758,561
1,600,000	Delaware Transportation Authority	5.00%		07/01/2015	1,697,808
2,600,000	Denver Colorado Urban Renewal Authority Revenue Bonds Callable 12/01/2022 @ 100^	5.00%		12/01/2025	2,863,380
2,500,000	Denver Colorado Urban Renewal Authority Tax Increase Revenue Bonds Callable 12/01/2022 @ 100^	5.00%		12/01/2023	2,790,975
2,545,376	Illinois Housing Development Authority Series A, Callable 1/1/2023 @ 100^	2.45%		06/01/2043	2,275,312
1,000,000	Indiana Finance Authority	4.00%		02/01/2015	1,032,410
1,500,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%		05/01/2023	1,704,585
2,430,000	Iowa Finance Authority Health Care Facilities Revenue Callable 7/1/2023 @ 100^	5.00%		07/01/2028	2,620,099
1,000,000	Iowa Finance Authority Health Care Facilities Revenue Callable 07/01/2023 @ 100^	5.50%		07/01/2033	1,090,720
1,000,000	Iowa Finance Authority Health Facilities - Mercy Medical Center Project Callable 08/15/2022 @ 100^	5.00%		08/15/2026	1,087,200
2,240,000	Kentucky Economic Development Finance Authority Callable 06/01/2020 @ 100^	6.38%		06/01/2040	2,397,338
1,050,000	Kentucky Economic Development Finance Authority Callable 08/15/2021 @ 100^	5.25%		08/15/2046	1,083,590
4,500,000	Kentucky State Property & Building Commission	2.00%		08/01/2014	4,527,900
2,070,000	Louisville & Jefferson County Kentucky Callable 10/01/2023 @ 100^	5.75%		10/01/2038	2,238,312
1,330,000	Lower Colorado River Authority Callable 05/15/2023 @ 100^	5.25%		05/15/2028	1,491,050
1,000,000	Maryland Health & Higher Educational Facilities Authority Callable 07/01/2023 @ 100^	5.00%		07/01/2038	1,032,840
2,250,000	Missouri State Health & Educational Facilities Authority Callable 02/01/2021 @ 100^	5.00%		02/01/2024	2,363,332
2,000,000	New Jersey Economic Development Authority	5.00%		06/15/2022	2,247,100
1,500,000	New Jersey Economic Development Authority Callable 06/15/2022 @ 100^	5.00%		06/15/2023	1,668,315
1,000,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 07/01/2022 @ 100^	5.00%		07/01/2023	1,105,130
1,000,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 07/01/2022 @ 100^	5.00%		07/01/2024	1,091,650
2,500,000	New Jersey Transportation Trust Fund Authority Callable 06/15/2022 @ 100^	5.00%		06/15/2032	2,670,550
1,916,752	New Mexico State Mortgage Finance Authority Callable 6/1/2023 @ 100^	2.85%		07/01/2043	1,853,442
1,000,000	New York State Dormitory Authority	5.00%		02/15/2015	1,042,870
2,780,000	New York State Dormitory Authority	5.00%		02/15/2016	3,020,053
1,000,000	New York State Environmental Facilities Corp.	5.00%		06/15/2015	1,059,460
1,500,000	New York State Thruway Authority Personal Income Tax Revenue Bonds Callable 3/15/2023 @ 100^	5.00%		03/15/2024	1,762,200
2,870,000	New York State Urban Development Corp. Callable 03/15/2023 @ 100^	5.00%		03/15/2025	3,336,174
3,000,000	Orlando-Orange County Expressway Authority Callable 07/01/2023 @ 100^	5.00%		07/01/2025	3,434,490
2,000,000	Pennsylvania Economic Development Financing Revenue Bonds	5.00%		07/01/2015	2,122,780
3,000,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%		12/01/2044	3,174,030
1,000,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds	4.63%		08/01/2019	948,000
1,000,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.50%		08/01/2023	906,640
1,810,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds First Subseries A-1	6.67%	~	08/01/2024	814,391
2,500,000	Puerto Rico Sales Tax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.00%		08/01/2024	2,147,900
750,000	Purdue University Student Fee Series AA	4.00%		07/01/2014	757,320
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%		10/01/2015	1,396,682
1,305,000	Sedgwick County Public Building Commission	5.00%		02/01/2015	1,358,048
2,000,000	Tobacco Settlement Financing Corp.	5.00%		06/01/2017	2,196,740
1,600,000	Tobacco Settlement Financing Corp. Callable 6/1/2017 @ 100^	5.00%		06/01/2018	1,737,296
2,550,000	Tobacco Settlement Financing Corp. Louisiana Revenue Bonds	5.00%		05/15/2019	2,880,174
1,000,000	Tucson Arizona Water System Revenue Bonds	3.00%		07/01/2015	1,035,510
1,200,000	Tyler Health Facilities Development Corporation - Mother Frances Hospital Regional Health Care Center Callable 07/01/2021 @ 100^	5.13%		07/01/2022	1,317,420
2,845,000	Wisconsin Health & Educational Facilities Authority	5.00%		06/01/2022	3,203,129
1,270,000	Wisconsin Health & Educational Facilities Authority - Froedtert Health, Inc. Obligated Group Series A, Callable 10/01/2022 @ 100^	5.00%		04/01/2032	1,359,103
2,080,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%		08/15/2023	2,349,589
					101,917,462
Total Municipal Bonds (Cost $186,583,906)					185,746,584

Shares
Short-Term Investments - 8.5%
Money Market Funds - 8.5%
16,273,052	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*				16,273,052
Total Short-Term Investments (Cost $16,273,052)					16,273,052

Total Investments - 105.3% (Cost $202,856,958)					202,019,636
Liabilities in Excess of Other Assets - (5.3)%					(10,141,508)
NET ASSETS - 100.0%					$ 191,878,128

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2014.
~ Zero coupon bond. Amount shown is yield to maturity as of March 31, 2014.
* Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$ 202,856,958
Gross unrealized appreciation	1,174,394
Gross unrealized depreciation	(2,011,716)
Net unrealized depreciation	$ (837,322)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$185,746,584	$-
Short-Term Investments	$16,273,052	$-	$-
Total Investments	$16,273,052	$185,746,584	$-

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 82.9%
Brazil - 3.5%
135,720	Cielo S.A.	4,303,084
110,510	Porto Seguro S.A.	1,533,210
		5,836,294
Chile - 6.7%
2,979,170	AFP Habitat S.A.†	4,009,351
4,047,719	Aguas Andinas S.A.	2,537,690
242,277	Cia Cervecerias Unidas S.A.	2,717,125
1,220,368	Inversiones Aguas Metropolitan	1,980,629
		11,244,795
China - 7.2%
1,323,424	AAC Technologies Holdings, Inc.	6,870,012
576,500	China Mobile, Ltd.	5,293,095
		12,163,107
Finland - 2.3%
97,489	Nokian Renkaat	3,944,393
Hungary - 2.0%
175,660	OTP Bank PLC	3,365,717
Indonesia - 2.0%
17,135,000	Telekomunikasi Indonesia†	3,349,391
Luxembourg - 2.2%
36,148	Millicom International Cellular	3,681,754
Malaysia - 3.6%
108,109	British American Tobacco Malayasia Berhad	1,957,251
577,900	Public Bank BHD	3,399,573
430,900	Top Glove Corp.	653,988
		6,010,812
Morocco - 1.4%
190,909	Maroc Telecom S.A.	2,340,848
Philippines - 7.2%
4,589,161	Aboitiz Power Corp.	3,809,371
3,005,492	Metropolitan Bank & Trust*†	5,190,262
50,085	Philippine Long Distance Corp.	3,048,917
		12,048,550
Poland - 4.6%
31,299	Bank Pekao S.A.	2,037,425
39,410	Powszechny Zaklad Ubezpieczen S.A.	5,600,236
		7,637,661
South Africa - 6.8%
1,287,784	Nampak, Ltd.†	4,401,249
1,217,084	Sanlam, Ltd.	6,648,271
28,781	Shoprite Holding, Ltd.	434,312
		11,483,832
South Korea - 13.4%
60,473	KT&G Corp.	4,554,654
24,867	NCSoft Corp.	5,104,909
315,530	Nexen Tire Corp.	4,009,662
4,794	Samsung Electronics Co., Ltd.	6,060,446
81,510	SK Hynix, Inc.*	2,765,706
		22,495,377
Taiwan - 8.7%
146,100	Formosa International Hotels	1,734,384
2,020,000	Pou Chen Corp.†	2,858,598
463,000	President Chain Store Corp.	3,266,534
1,696,000	Taiwan Semiconductor Manufacturing Co.	6,672,987
		14,532,503
Turkey - 6.6%
1,483,050	Aksa Akrilik Kimya Sanayii†	4,725,141
1,873,051	Anadolu Hayat Emeklilik AS†	4,092,068
2,147,872	Turkiye Sise Ve Cam Fabrikalari	2,328,820
		11,146,029
United Arab Emirates - 4.7%
756,566	First Gulf Bank	3,358,290
1,199,353	National Bank Abu Dhabi†	4,449,274
		7,807,564
Total Common Stocks (Cost $135,917,177)		139,088,627

Preferred Stocks - 1.7%
Brazil - 1.7%
351,900	AES Tiete S.A.	2,797,830
Total Preferred Stocks (Cost $3,662,285)		2,797,830

Exchange Traded Funds - 3.2%
India - 3.2%
137,500	iShares MSCI India Index ETF*	880,000
175,421	iShares India 50 ETF	4,511,828
Total Exchange Traded Funds (Cost $4,874,307)		5,391,828

Short-Term Investments - 12.6%
Money Market Funds - 12.6%
21,194,322	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	21,194,322
Total Short-Term Investments (Cost $21,194,322)		21,194,322

Total Investments - 100.4% (Cost $165,648,091)		168,472,607
Liabilities in Excess of Other Assets - (0.4)%		(657,709)
NET ASSETS - 100.0%		$167,814,898

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.
† All or a portion of this security is considered illiquid. At March 31, 2014, the total market value of securities considered illiquid was $17,787,291 or 10.6% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$165,757,984
Gross unrealized appreciation	15,521,923
Gross unrealized depreciation	(12,807,300)
Net unrealized appreciation	$2,714,623

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$21,379,188	$117,709,439	$-
Exchange Traded Funds	$5,391,828	$-	$-
Preferred Stocks	$2,797,830	$-	$-
Short-Term Investments	$21,194,322	$-	$-
Total Investments	$50,763,168	$117,709,439	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 99.0%
Belgium - 4.2%
46,115	Anheuser-Busch InBev NV	4,856,641
36,547	UCB SA	2,932,034
		7,788,675
Denmark - 2.8%
160,527	DSV A/S	5,176,241
Finland - 3.3%
79,749	Kone OYJ	3,348,549
53,150	Sampo PLC	2,759,016
		6,107,565
France - 12.9%
78,481	Bureau Veritas SA	2,407,118
94,391	Edenred	2,961,017
89,686	Legrand SA	5,571,326
40,347	Pernod Ricard SA	4,695,411
58,112	Sanofi	6,072,687
65,498	Zodiac Aerospace	2,314,131
		24,021,690
Germany - 8.1%
7,208	Bertrandt AG	1,104,021
21,229	Gerry Weber International AG	1,049,917
25,023	Hugo Boss AG	3,331,809
458,504	Infineon Technologies AG	5,470,078
18,629	Norma Group SE	987,370
68,473	ProSiebenSat.1 Media AG	3,140,819
		15,084,014
Italy - 0.6%
25,172	DiaSorin SpA	1,080,863
Luxembourg - 0.5%
8,627	RTL Group SA	982,534
Netherlands - 4.8%
22,478	ASML Holding NV	2,092,340
97,539	Heineken NV	6,787,524
		8,879,864
Portugal - 1.8%
204,623	Jeronimo Martins SGPS SA	3,433,737
Sweden - 13.7%
139,485	Alfa Laval AB	3,778,431
86,192	Assa Abloy AB	4,591,164
199,523	Atlas Copco AB	5,759,971
36,353	Axis Communications AB	1,247,155
253,591	SKF AB	6,493,200
183,824	Trelleborg AB	3,710,014
		25,579,935
Switzerland - 18.4%
371	Belimo Holding AG	1,027,746
316	Bossard Holding AG	90,656
45,458	Cie Financiere Richemont SA	4,342,974
524	Daetwyler Holding AG	82,363
12,246	Geberit AG	4,012,747
884	Givaudan SA	1,367,329
1,884	Inficon Holding AG	698,124
84,806	Julius Baer Group, Ltd.	3,766,299
7,932	Kuehne & Nagel International AG	1,110,035
541	LEM Holding SA	430,205
168	Lindt & Spruengli AG	832,731
10,521	Roche Holding AG	3,164,336
862	SGS SA	2,125,927
5,435	Swatch Group AG	3,409,557
14,681	Tecan Group AG	1,763,650
288,300	UBS AG	5,965,895
		34,190,574
United Kingdom - 27.9%
170,448	British American Tobacco PLC	9,508,505
122,228	Capita PLC	2,234,920
240,227	Compass Group PLC	3,667,955
66,749	Croda International PLC	2,838,599
149,514	Diageo PLC	4,643,740
129,985	Halma PLC	1,249,422
54,004	Intertek Group PLC	2,772,629
85,865	Jardine Lloyd Thompson Group PLC	1,525,093
220,412	Prudential PLC	4,667,074
66,517	Reckitt Benckiser Group PLC	5,428,083
217,209	Smith & Nephew PLC	3,298,926
71,203	Spectris PLC	2,754,556
48,152	Spirax-Sarco Engineering PLC	2,323,002
33,966	SuperGroup PLC*	968,480
23,413	Victrex PLC	786,405
82,538	WH Smith PLC	1,655,711
23,391	Whitbread PLC	1,623,592
		51,946,692
Total Common Stocks (Cost $178,836,174)		184,272,384

Short-Term Investments - 9.2%
Money Market Funds - 9.2%
17,209,164	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	17,209,164
Total Short-Term Investments (Cost $17,209,164)		17,209,164

Total Investments - 108.2% (Cost $196,045,338)		201,481,548
Liabilities in Excess of Other Assets - (8.2)%		(15,332,883)
NET ASSETS - 100.0%		$186,148,665

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$196,045,338
Gross unrealized appreciation	8,030,151
Gross unrealized depreciation	(2,593,941)
Net unrealized appreciation	$5,436,210

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2014.  The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Common Stocks	$2,290,682	$181,981,702	$-
Short-Term Investments	$17,209,164	$-	$-
Total Investments	$19,499,846	$181,981,702	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 79.2%
45,871	Federal Home Loan Banks, Series SB-2016 Callable 12/25/2013 @ 100	4.89%	12/23/2016	48,303
155,436	Federal Home Loan Banks, Series MI-2017	4.78%	01/25/2017	161,528
419	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	446
1,481	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	1,573
729	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	808
16,479	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	17,978
429	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	468
1,410	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	1,563
245	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	265
1,642	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	1,792
1,747	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	1,893
3,108	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	3,390
1,979	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	2,159
143	FHLMC PC, Pool# 84-5640#	2.64%	08/01/2023	153
30,670	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	32,878
65,434	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	70,156
4,350,941	FHLMC PC, Pool# J2-6517	3.50%	12/01/2028	4,566,461
1,897,960	FHLMC PC, Pool# J2-6518	3.50%	12/01/2028	1,991,158
11	FHLMC PC, Pool# C3-6309	7.00%	02/01/2030	12
22	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	23
102	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	118
62	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	71
224,352	FHLMC PC, Pool# 1B0889#	2.39%	05/01/2033	238,843
25,689	FHLMC PC, Pool# 1B-1275#	2.41%	10/01/2033	27,204
428,017	FHLMC PC, Pool# 1J0203#	2.46%	04/01/2035	454,990
2,260	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	2,461
2,548	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	2,774
14,176	FHLMC PC, Pool# 1B-3950#	5.42%	11/01/2035	14,965
106,484	FHLMC PC, Pool# 1L-1263#	2.38%	03/01/2036	112,076
13,241	FHLMC PC, Pool# 1J-1317#	2.63%	04/01/2036	14,064
6,024	FHLMC PC, Pool# 1G-2408#	2.24%	06/01/2036	6,410
15,700	FHLMC PC, Pool# 84-7625#	1.95%	07/01/2036	16,722
14,535	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	15,819
535	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	581
7,795	FHLMC PC, Pool# 1J-0573#	2.65%	08/01/2037	8,358
8,388	FHLMC PC, Pool# 1B-4292#	2.53%	09/01/2038	8,847
5,545,282	FHLMC PC, Pool# Q2-5034	4.00%	03/01/2044	5,767,000
94,721	FHLMC REMIC, Series 2692	5.00%	12/15/2022	96,699
220,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	235,648
2,480,000	FHLMC REMIC, Series 3814	3.00%	02/15/2026	2,479,327
109,231	FHLMC REMIC, Series 3636	4.00%	08/15/2027	111,704
2,791,894	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	399,441
8,243,256	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	1,363,974
4,139,638	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	586,061
812,913	FHLMC REMIC, Series 3878	3.00%	04/15/2041	828,498
1,638,240	FHLMC REMIC, Series 4105#	0.56%	09/15/2042	1,626,358
129,397	FNMA, Pool# 745504#	5.13%	02/01/2016	137,266
4,160	FNMA, Pool# 576086	6.00%	03/01/2016	4,253
60,189	FNMA, Pool# 254089	6.00%	12/01/2016	63,173
384	FNMA, Pool# 555013	5.50%	11/01/2017	410
3,149	FNMA, Pool# 725544	5.50%	12/01/2017	3,357
15,380	FNMA, Pool# 763020	3.50%	08/01/2018	16,149
71,934	FNMA, Pool# 744697	4.50%	10/01/2018	76,312
20,694	FNMA, Pool# 725185	5.00%	02/01/2019	22,176
59,608	FNMA, Pool# 803941#	2.56%	11/01/2019	59,722
330,031	FNMA, Pool# 801904	4.50%	11/01/2019	354,454
19,596	FNMA, Pool# 255626	5.00%	03/01/2020	21,066
133	FNMA, Series 1990-105	6.50%	09/25/2020	144
91,519	FNMA, Pool# 970382	4.50%	03/01/2023	97,252
1,082	FNMA, Pool# 303585	7.00%	10/01/2025	1,200
124,318	FNMA, Pool# 256030	4.50%	11/01/2025	132,530
1,432	FNMA, Pool# 303713	6.50%	02/01/2026	1,609
2,927,527	FNMA, Pool# AR7905	3.00%	03/01/2028	3,012,562
14,624	FNMA, Pool# 539082	7.00%	08/01/2028	14,927
986,659	FNMA, Pool# AV5623	3.50%	12/01/2028	1,036,091
2,937	FNMA, Pool# 592751	7.00%	06/01/2031	3,144
33,676	FNMA, Pool# 625536	6.00%	01/01/2032	37,510
40,824	FNMA, Pool# 628837	6.50%	03/01/2032	45,932
1,169	FNMA, Pool# 555531	5.50%	06/01/2033	1,309
1,362	FNMA, Pool# 555591	5.50%	07/01/2033	1,517
61,045	FNMA, Pool# 748643#	1.93%	09/01/2033	63,907
1,475	FNMA, Pool# 555876	5.50%	10/01/2033	1,654
110,295	FNMA, Pool# 744805#	1.89%	11/01/2033	116,097
245,847	FNMA, Pool# 741373#	2.41%	12/01/2033	261,442
91,466	FNMA, Pool# 764342#	1.90%	02/01/2034	95,541
4,536	FNMA, Pool# 725424	5.50%	04/01/2034	5,050
226,309	FNMA, Pool# 780488#	4.98%	07/01/2034	242,290
49,304	FNMA, Pool# 796283	5.50%	12/01/2034	54,836
1,997	FNMA, Pool# 735022	5.50%	12/01/2034	2,223
15,721	FNMA, Pool# 735263#	2.20%	01/01/2035	16,778
6,469	FNMA, Pool# 821252#	2.18%	05/01/2035	6,827
1,611	FNMA, Pool# 255706	5.50%	05/01/2035	1,793
122	FNMA, Pool# 735580	5.00%	06/01/2035	133
134,429	FNMA, Pool# 836715#	2.36%	10/01/2035	142,356
174,311	FNMA, Pool# 836335#	5.34%	10/01/2035	190,904
11,308	FNMA, Pool# 851372#	2.38%	12/01/2035	11,974
284	FNMA, Pool# 849496	5.50%	12/01/2035	314
2,352	FNMA, Pool# 256022	5.50%	12/01/2035	2,611
56,177	FNMA, Pool# 848817	5.00%	01/01/2036	61,338
2,939	FNMA, Pool# 256059	5.50%	01/01/2036	3,265
1,850	FNMA, Pool# 845341	5.50%	01/01/2036	2,043
3,282	FNMA, Pool# 880371#	2.39%	02/01/2036	3,488
103,179	FNMA, Pool# 865849#	2.14%	03/01/2036	111,280
2,743	FNMA, Pool# 895860#	1.80%	04/01/2036	2,857
6,229	FNMA, Pool# 891332#	2.03%	04/01/2036	6,612
455	FNMA, Pool# 872005	5.50%	04/01/2036	502
9,667	FNMA, Pool# 745480#	5.77%	04/01/2036	10,176
127,810	FNMA, Pool# 882017#	1.93%	05/01/2036	138,137
3,369	FNMA, Pool# 901006#	2.25%	09/01/2036	3,602
11,436	FNMA, Pool# 902188#	2.42%	11/01/2036	12,250
373	FNMA, Pool# 905690	5.50%	12/01/2036	412
109,191	FNMA, Pool# 888445#	4.11%	04/01/2037	117,812
33,234	FNMA, Pool# 888463#	5.84%	05/01/2037	36,088
717	FNMA, Pool# 960392	5.50%	12/01/2037	792
9,030	FNMA, Pool# 933628#	5.04%	07/01/2038	9,743
7,344	FNMA, Pool# 965185#	1.88%	09/01/2038	7,715
211,231	FNMA, Pool# AA7686	4.50%	06/01/2039	226,614
30,331	FNMA, Pool# AC4824#	3.60%	10/01/2039	32,476
2,071,921	FNMA, Pool# AE0881#	3.16%	02/01/2041	2,212,237
13,901	FNMA, Pool# AH4794	5.00%	02/01/2041	15,235
39,789	FNMA, Pool# AI1170	5.00%	04/01/2041	43,638
8,000,000	FNMA	4.00%	05/15/2041	8,288,750
18,985	FNMA, Pool# AR1150	3.00%	01/01/2043	18,354
3,675,493	FNMA, Pool# AB9886	4.00%	07/01/2043	3,828,586
7,947,744	FNMA, Pool# AS1149	4.50%	11/01/2043	8,497,253
7,948,052	FNMA, Pool# AS1320	4.00%	12/01/2043	8,279,128
7,906,108	FNMA, Pool# AS1459	4.00%	01/01/2044	8,231,517
4,423,091	FNMA, Pool# AV7911	4.50%	01/01/2044	4,730,392
8,604,673	FNMA, Pool# AS1465	4.50%	01/01/2044	9,199,568
5,194,247	FNMA, Pool# AS1591	4.50%	01/01/2044	5,547,000
7,209,221	FNMA, Pool# AS1474	4.50%	01/01/2044	7,707,879
598,239	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	627,008
19,964	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	20,176
139,390	FNMA REMIC Trust, Series 2004-65	4.50%	01/25/2025	139,540
1,225,000	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	1,263,666
425,201	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	53,688
5,513,730	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	783,637
2,647,537	FNMA REMIC Trust, Series 2012-96#	0.45%	07/25/2041	2,628,615
817,106	FNMA REMIC Trust, Series 2012-10#	0.70%	02/25/2042	822,620
584,934	FNMA REMIC Trust, Series 2012-15#	0.70%	03/25/2042	587,336
2,610,219	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	359,575
12,821,795	FNMA REMIC Trust, Series 2013-20~	3.50%	11/25/2042	2,112,501
22,660	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	24,010
7,526	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	8,047
45,154	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	48,377
24,706	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	26,684
28,823	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	31,124
42	GNMA, Pool# 180963X	9.50%	11/15/2016	42
1,347	GNMA, Pool# 781403X	6.00%	02/15/2017	1,413
248	GNMA, Pool# 198708X	9.50%	04/15/2017	252
1,239	GNMA, Pool# 250287X	8.00%	09/15/2017	1,261
46,678	GNMA, Pool# 595167X	5.50%	11/15/2017	49,743
20,682	GNMA, Pool# 552929X	5.00%	12/15/2017	21,847
4,018	GNMA, Pool# 607669X	5.00%	02/15/2018	4,298
13,321	GNMA, Pool# 594102X	4.50%	09/15/2018	13,990
15,068	GNMA, Pool# 780576X	7.00%	12/15/2022	17,273
65,179	GNMA, Pool# 723460X	4.00%	12/15/2024	69,192
2,107	GNMA, Pool# 780195X	8.00%	07/15/2025	2,459
20,109	GNMA, Pool# 487110	6.50%	04/15/2029	23,209
371	GNMA, Pool# 536231X	9.00%	07/15/2030	376
5,556	GNMA, Pool# 571166	7.00%	08/15/2031	5,804
8,290	GNMA, Pool# 004017M	6.00%	08/20/2037	9,397
6,512	GNMA, Pool# 565240X	6.50%	09/15/2037	7,491
6,523	GNMA, Pool# 676322X	7.00%	09/15/2037	7,404
19,341	GNMA, Pool# 646058X	6.00%	11/15/2037	21,690
737,827	GNMA, Pool# 082512M#	2.00%	04/20/2040	767,320
21,344	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	22,199
23,209,265	GNMA REMIC Trust, Series 2013-170~	2.50%	05/16/2028	2,350,632
1,934,521	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	207,447
5,624	GNMA REMIC Trust, Series 2005-12	4.66%	12/16/2030	5,641
20,210	GNMA REMIC Trust, Series 2010-159	2.16%	01/16/2033	20,292
2,165	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	2,288
140,359	GNMA REMIC Trust, Series 2011-6	2.20%	01/16/2035	141,062
377,918	GNMA REMIC Trust, Series 2010-32	3.00%	03/20/2036	384,747
1,230,000	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	1,252,572
26,892	GNMA REMIC Trust, Series 2010-2	4.00%	01/20/2038	28,185
953,510	GNMA REMIC Trust, Series 2006-63	5.01%	03/16/2038	1,012,744
14,668,108	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	2,058,660
1,454,095	GNMA REMIC Trust, Series 2011-121#	0.56%	03/16/2043	1,441,780
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	697,203
715,000	GNMA REMIC Trust, Series 2011-126	2.65%	01/16/2045	724,121
8,000,000	GNMA REMIC Trust, Series 2014-01	3.29%	03/16/2054	7,841,576
4,750,000	STACR, Series 2014-DN1#	2.35%	02/25/2024	4,847,247
Total Mortgage Backed Securities (Cost $128,735,169)				128,669,015

Local Government Housing Agency Bonds - 17.6%
2,315,000	Delaware State Housing Authority Callable 1/1/2021 @ 100^	2.75%	12/01/2041	2,227,076
8,143,830	Illinois Housing Development Authority Callable 1/1/2023 @ 100^	2.75%	06/01/2043	7,761,477
7,540,296	Minnesota Housing Finance Agency Callable 1/1/2023 @ 100^	2.70%	09/01/2041	7,222,322
1,280,000	Missouri Housing Development Commission Callable 11/1/2019 @ 100^	2.65%	11/01/2040	1,230,694
2,630,743	New Mexico State Mortgage Finance Authority Callable 6/1/2023 @ 100^	2.85%	07/01/2043	2,543,850
8,036,625	Virginia State Housing Development Authority Homeownership Tax Mortgage Bonds	3.25%	08/25/2042	7,629,248
Total Municipal Bonds (Cost $27,916,049)				28,614,667

Asset Backed Securities - 0.9%
1,375,996	SLM Student Loan Trust 2007-1, Series 2007-1#	0.30%	01/25/2022	1,368,048
Total Asset Backed Securities (Cost $1,369,258)				1,368,048

Shares
Short-Term Investments - 12.4%
Money Market Funds - 12.4%
20,097,585	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			20,097,585
Total Short-Term Investments (Cost $20,097,585)				20,097,585

Total Investments - 110.1% (Cost $178,118,061)				178,749,315
Liabilities in Excess of Other Assets - (10.1)%				(16,375,315)
NET ASSETS - 100.0%				$162,374,000

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2014.
~ Interest Only Security
* Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$178,118,061
Gross unrealized appreciation	1,210,953
Gross unrealized depreciation	(579,699)
Net unrealized appreciation	$631,254

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2014.  The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3

Mortgage Backed Securities	$-	$128,669,015	$-
Local Government Housing Agency Bonds	$-	$28,614,667	$-
Asset Backed Securities	$-	$1,368,048	$-
Short-Term Investments	$20,097,585	$-	$-
Total Investments	$20,097,585	$158,651,730	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.8%
Japan - 91.8%
Consumer Discretionary - 19.0%
181,900	Adastria Holdings Co., Ltd.	4,557,185
260,600	Alpine Electronics, Inc.	3,408,842
91,500	Avex Group Holdings, Inc.	1,609,413
157,260	Chiyoda Co., Ltd.	3,408,983
60,500	Cyber Agent, Inc.	2,315,945
121,250	Daihatsu Motor Co., Ltd.	2,140,968
158,300	Doshisha Co., Ltd.	2,439,245
155,000	Doutor Nichires Holdings Co., Ltd.	2,729,066
66,400	Eagle Industry Co., Ltd.	1,026,670
218,260	Exedy Corp.	6,105,729
373,900	Funai Electric Co., Ltd.	3,728,244
50,000	Gendai Agency, Inc.	287,570
65,950	H.I.S. Co., Ltd.	3,755,587
225,520	Honeys Co., Ltd.	2,186,180
170,500	Iida Group Holdings Co., Ltd.	2,360,880
1,462,680	Isuzu Motors, Ltd.	8,398,352
18,800	Jin Co., Ltd.	561,177
684,830	Keihin Corp.	9,997,669
266,090	K's Holdings Corp.	7,382,741
42,600	Musashi Seimitsu Industry Co., Ltd.	878,630
299,680	Nippon Television Holdings, Inc.	4,896,110
340,000	Nishimatsuya Chain Co., Ltd.	2,467,755
871,050	Nissan Motor Co., Ltd.	7,763,953
376,400	NOK Corp.	6,125,285
155,900	Pal Co., Ltd.	2,993,839
72,200	Proto Corp.	1,006,220
510,410	Rakuten, Inc.	6,817,873
162,970	Roland Corp.	2,255,312
32,130	Ryohin Keikaku Co., Ltd.	3,097,930
21,000	Sanrio Co., Ltd.	708,852
39,800	Sega Sammy Holdings, Inc.	893,462
103,430	Stanley Electric Co., Ltd.	2,295,348
333,100	Tachi-S Co, Ltd.	5,474,392
277,000	Tokai Rika Co., Ltd.	4,654,658
279,000	Tokai Rubber Industries, Ltd.	2,857,345
350,600	Toyoda Gosei Co., Ltd.	6,711,931
502,100	Toyota Boshoku Corp.	5,077,256
214,280	Toyota Industries Corp.	10,298,539
67,400	Tri-Stage, Inc.	710,270
540,700	TV Asahi Holdings Corp.	9,794,388
108,500	West Holdings Corp.	1,307,924
213,300	Xebio Co., Ltd.	3,711,672
84,400	Yondoshi Holdings, Inc.	1,449,426
		162,648,816
Consumer Staples - 4.6%
99,500	Artnature, Inc.	2,837,183
195,780	Asahi Group Holdings, Ltd.	5,488,850
161,500	Cawachi, Ltd.	3,069,665
326,390	Japan Tobacco, Inc.	10,244,538
71,200	Pola Orbis Holdings, Inc.	2,840,541
17,900	Sugi Holdings Co., Ltd.	795,855
153,900	Toyo Suisan Kaisha, Ltd.	5,142,404
87,200	Tsuruha Holdings, Inc.	8,590,869
		39,009,905
Energy - 4.1%
1,161,740	Inpex Corp.	15,085,511
177,500	Japan Petroleum Exploration Co.	5,909,887
2,459,280	JX Holdings, Inc.	11,856,277
1,976,900	Nippon Coke & Engineering Co., Ltd.	2,372,376
		35,224,051
Financials - 16.5%
63,100	Aeon Mall Co., Ltd.	1,616,591
82,200	Credit Saison Co., Ltd.	1,634,734
472,900	Dai-ichi Life Insurance Co., Ltd.	6,879,304
341,340	Daiwa House Industry Co., Ltd.	5,795,350
797,000	Eighteenth Bank, Ltd.	1,746,491
507,000	Higashi-Nippon Bank, Ltd.	1,248,733
341,720	IBJ Leasing Co., Ltd.	8,599,310
116,200	Ichiyoshi Securities Co., Ltd.	1,551,156
332,000	Jaccs Co., Ltd.	1,392,795
60,900	Kyokuto Securities Co., Ltd.	1,018,718
69,700	Matsui Securities Co., Ltd.	707,719
425,730	Mitsubishi Estate Co., Ltd.	10,109,239
5,156,440	Mitsubishi UFJ Financial Group, Inc.	28,395,409
721,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,539,451
398,000	Oita Bank, Ltd.	1,546,229
249,900	Pocket Card Co., Ltd.	1,370,717
1,229,000	Shinsei Bank, Ltd.	2,412,816
517,810	Sony Financial Holdings, Inc.	8,467,177
472,830	Sumitomo Mitsui Financial Group, Inc.	20,267,352
1,510,750	T&D Holdings, Inc.	17,980,355
381,000	Tochigi Bank, Ltd.	1,617,041
151,760	Tokio Marine Holdings, Inc.	4,551,342
179,300	Tokyo Tomin Bank, Ltd.	1,853,863
356,000	Yamanashi Chuo Bank, Ltd.	1,607,747
79,900	Yamazen Corp.	527,443
191,500	Zenkoku Hosho Co., Ltd.	5,049,458
		141,486,540
Health Care - 6.5%
22,400	3-D Matrix, Ltd.	907,367
86,700	Asahi Intecc Co., Ltd.	3,473,479
57,900	CMIC Holdings Co., Ltd.	965,752
636,100	Daiichi Sankyo Co., Ltd.	10,718,577
187,300	Eisai Co., Ltd.	7,280,729
88,600	M3, Inc.	1,452,999
75,400	Message Co., Ltd.	2,408,586
101,520	Nihon Kohden Corp.	4,043,139
199,800	Nikkiso Co., Ltd.	2,224,088
184,000	Nippon Shinyaku Co., Ltd.	3,496,349
175,960	Paramount Bed Holdings Co., Ltd.	5,501,296
583,655	Shionogi & Co., Ltd.	10,790,032
31,150	Suzuken Co., Ltd.	1,204,995
75,300	Tsukui Corp.	735,009
		55,202,397
Industrials - 9.7%
106,800	Aeon Delight Co., Ltd.	2,010,841
476,000	Amada Co., Ltd.	3,348,920
160,500	Daifuku Co., Ltd.	1,982,486
63,000	Denyo Co., Ltd.	1,057,544
124,900	En-Japan, Inc.	2,233,133
417,200	Fuji Machine Manufacturing Co., Ltd.	3,672,522
236,620	Futaba Corp.	4,080,134
102,800	Glory, Ltd.	2,818,956
112,000	Hisaka Works, Ltd.	1,085,520
51,100	Hoshizaki Electric Co., Ltd.	1,929,825
598,000	IHI Corp.	2,516,102
52,100	Inaba Denki Sangyo Co., Ltd.	1,681,956
125,500	Jamco Corp.	2,345,773
219,930	Komatsu, Ltd.	4,610,736
1,287,550	Makino Milling Machine Co., Ltd.	9,074,565
145,800	Mitsubishi Electric Corp.	1,641,241
1,013,000	Mitsui O.S.K. Lines, Ltd.	3,940,274
291,180	OKUMA Corp.	2,346,289
474,000	Sanwa Holdings Corp.	3,072,610
173,200	Sodick Co., Ltd.	652,033
176,800	Star Micronics Co., Ltd.	2,136,815
348,710	Sumitomo Electric Industries, Ltd.	5,205,819
76,400	THK Co., Ltd.	1,712,685
75,000	Tomoe Engineering Co., Ltd.	1,239,649
1,066,380	Toshiba Corp.	4,519,928
111,000	Tsubakimoto Chain Co.	795,246
433,800	Ushio, Inc.	5,603,885
273,400	Yumeshin Holdings Co., Ltd.	2,422,069
58,400	Zuiko Corp.	3,481,252
		83,218,808
Information Technology - 19.4%
73,140	Aisin Seiki Co., Ltd.	2,640,101
37,300	Alpha Systems, Inc.	559,475
433,310	Anritsu Corp.	4,972,722
54,200	Broadleaf Co., Ltd.	844,727
357,900	Canon, Inc.	11,107,724
172,800	Dai-ichi Seiko Co., Ltd.	2,058,935
1,812,000	Dainippon Screen Manufacturing Co., Ltd.	8,368,763
245,500	Dena Co., Ltd.	4,434,621
84,100	Digital Garage, Inc.	1,435,027
116,100	DTS Corp.	2,033,123
478,200	Ferrotec Corp.	2,493,995
136,590	FUJIFILM Holdings Corp.	3,666,341
2,336,000	Fujitsu, Ltd.	14,120,014
44,100	GMO Payment Gateway, Inc.	1,878,988
610,600	Hosiden Corp.	3,000,177
177,100	Infomart Corp.	2,959,222
77,500	Internet Initiative Japan, Inc.	1,866,983
276,960	Itochu Techno-Solutions Corp.	11,696,926
189,400	Japan Digital Laboratory Co., Ltd.	2,726,293
102,300	Kyocera Corp.	4,610,419
162,900	Melco Holdings, Inc.	2,392,828
240,700	Mimasu Semiconductor Industry Co., Ltd.	2,142,998
148,900	Miraial Co., Ltd.	2,097,718
340,900	Mitsumi Electric Co., Ltd.	2,469,431
18,500	Mobile Create Co., Ltd.	600,290
1,031,310	NET One Systems Co., Ltd.	7,002,697
251,660	Nichicon Corp.	1,990,376
54,400	Nintendo Co., Ltd.	6,502,958
125,600	Nippon Ceramic Co., Ltd.	2,157,222
131,800	NSD Co., Ltd.	1,649,753
156,200	Obic Co., Ltd.	4,929,089
17,710	Otsuka Corp.	2,309,962
181,900	Rohm Co., Ltd.	8,122,267
350,730	SCSK Corp.	9,456,700
143,200	Shinkawa, Ltd.	816,941
815,000	Shinko Electric Industries Co., Ltd.	5,867,458
117,800	Tokyo Electron, Ltd.	7,321,342
256,500	Tokyo Seimitsu Co., Ltd.	4,513,870
27,700	WirelessGate, Inc.	648,826
139,900	Yaskawa Electric Corp.	1,932,815
122,600	Yokogawa Electric Corp.	1,982,042
139,600	Zuken, Inc.	1,112,385
		165,494,544
Materials - 9.5%
71,100	Chubu Steel Plate Co., Ltd.	284,281
185,400	Fujimi, Inc.	2,312,375
425,700	Hitachi Chemical Co., Ltd.	5,790,708
650,010	Hitachi Metals, Ltd.	9,259,141
330,780	JSR Corp.	6,119,707
97,500	Maruichi Steel Tube, Ltd.	2,523,220
368,000	Mitsubishi Gas Chemical Co., Inc.	2,074,562
3,668,030	Mitsui Chemicals, Inc.	8,980,267
269,000	Nihon Nohyaku Co., Ltd.	4,046,564
175,000	Nippon Shokubai Co., Ltd.	2,072,098
152,800	Nitto Denko Corp.	7,327,359
567,800	Shin-Etsu Polymer Co., Ltd.	2,126,514
1,223,000	Sumitomo Bakelite Co., Ltd.	4,704,547
119,800	Tenma Corp.	1,657,693
345,450	Tokyo Ohka Kogyo Co., Ltd.	7,626,266
345,300	Tokyo Steel Manufacturing Co., Ltd.	1,848,436
9,000	Toyo Kohan Co., Ltd.*	44,121
1,147,000	Ube Industries, Ltd.	2,112,693
337,800	Yamato Kogyo Co., Ltd.	10,590,475
		81,501,027
Telecommunication Services - 2.4%
140,320	KDDI Corp.	8,147,681
222,120	Nippon Telegraph & Telephone Corp.	12,070,363
		20,218,044
Utilities - 0.1%
156,100	Shizuoka Gas Co., Ltd.	952,258
Total Common Stocks (Cost $792,611,350)		784,956,390

Real Estate Investment Trusts - 0.5%
Japan - 0.5%
456	Daiwa Office Investment Corp.	2,206,771
2,298	GLP J-REIT	2,310,027
Total Real Estate Investment Trust (Cost $4,599,362)		4,516,798

Short-Term Investments - 7.0%
Money Market Funds - 7.0%
60,127,573	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	60,127,573
Total Short-Term Investments (Cost $60,127,573)		60,127,573

Total Investments - 99.3% (Cost $857,338,285)		849,600,761
Other Assets in Excess of Liabilities - 0.7%		5,864,862
NET ASSETS - 100.0%		$855,465,623

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$857,338,285
Gross unrealized appreciation	17,940,155
Gross unrealized depreciation	(25,677,679)
Net unrealized depreciation	$(7,737,524)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2014.  The above amounts do not reflect any tax adjustments.

Forward Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following outstanding contracts as of March 31, 2014:

Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation
Japanese Yen	17,473,343,000	U.S. Dollars	169,396,832	6/18/2014	Bank of America, N.A.	$34,897
Japanese Yen	11,559,938,000	U.S. Dollars	112,873,126	6/18/2014	Barclays Capital	827,396
Japanese Yen	6,597,733,000	U.S. Dollars	64,924,258	6/18/2014	Goldman Sachs & Co.	975,142
Japanese Yen	18,650,382,300	U.S. Dollars	180,934,128	6/18/2014	Morgan Stanley & Co., LLC	163,634
Japanese Yen	7,835,965,000	U.S. Dollars	76,489,482	6/18/2014	Standard Chartered Bank	538,692
Japanese Yen	17,895,273,500	U.S. Dollars	174,736,578	6/18/2014	State Street Capital Markets	1,285,043
						$3,824,804

Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following open long futures contracts as of March 31, 2014:

	Contracts	Expriation Date	Notional Value	Unrealized Appreciation
TOPIX Index Futures Contracts	367	June 12, 2014	$41,198,603	$1,576,284

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1		Level 2		Level 3

Common Stocks	$-		$784,956,390		$-
Real Estate Investment Trusts	$-		$4,516,798		$-
Short-Term Investments	$60,127,573		$-		$-
Total Investments	$60,127,573		$789,473,188		$-
Forward Currency Exchange Contracts	$-		$3,824,804	*	$-
Future Contracts	$1,576,284	*	$-		$-

* Unrealized Appreciation

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) /s/ David M. Churchill
                     David M. Churchill, President

Date 5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                   David M. Churchill, President

Date 5/29/2014

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Treasurer

Date 5/29/2014

* Print the name and title of each signing officer under his or her signature.